SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2025

Ultra Short Duration Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 34.6%
Communication Services — 0.6%
Charter Communications Operating LLC
6.150%, 11/10/2026	$1,260	$1,284

Consumer Discretionary — 3.2%
AutoZone
5.050%, 07/15/2026	450	453
Ford Motor Credit LLC MTN
4.389%, 01/08/2026	1,220	1,207
General Motors
6.125%, 10/01/2025	701	704
Home Depot
4.718%, SOFRRATE + 0.330%, 12/24/2025 (A)	1,045	1,044
Hyundai Capital America
6.250%, 11/03/2025 (B)	250	252
5.450%, 06/24/2026 (B)	275	277
5.250%, 01/08/2027 (B)	1,250	1,259
O'Reilly Automotive
5.750%, 11/20/2026	210	214
Sodexo
1.634%, 04/16/2026 (B)	500	485
Volkswagen Group of America Finance LLC
1.250%, 11/24/2025 (B)	330	323

		6,218

Consumer Staples — 1.3%
BAT Capital
3.215%, 09/06/2026	760	748
Element Fleet Management
5.643%, 03/13/2027 (B)	290	295
Mars
4.450%, 03/01/2027 (B)	1,465	1,474

		2,517

Energy — 0.7%
Columbia Pipelines Holding LLC
6.055%, 08/15/2026 (B)	55	56
ONEOK
5.550%, 11/01/2026	450	455
Ovintiv
5.650%, 05/15/2025	400	400
Williams
5.400%, 03/02/2026	485	488

		1,399

Financials — 20.2%
ABN AMRO Bank
6.339%, H15T1Y + 1.650%, 09/18/2027 (A)(B)	300	307
American Express
4.990%, SOFRRATE + 0.999%, 05/01/2026 (A)	275	275

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.950%, 08/01/2025	$325	$324
Ares Capital
7.000%, 01/15/2027	250	257
Athene Global Funding
5.684%, 02/23/2026 (B)	170	171
5.349%, 07/09/2027 (B)	270	275
Bank of America
5.650%, 08/18/2025	325	326
5.080%, SOFRRATE + 1.290%, 01/20/2027 (A)	275	276
Bank of Montreal MTN
5.004%, SOFRINDX + 0.620%, 09/15/2026 (A)	675	674
Bank of New York Mellon
4.587%, SOFRRATE + 0.693%, 04/20/2027 (A)	1,090	1,094
Bank of Nova Scotia
1.300%, 06/11/2025	425	423
Banque Federative du Credit Mutuel
4.935%, 01/26/2026 (B)	350	351
4.524%, 07/13/2025 (B)	250	250
Barclays PLC
7.325%, H15T1Y + 3.050%, 11/02/2026 (A)	1,005	1,016
2.852%, SOFRRATE + 2.714%, 05/07/2026 (A)	235	235
BPCE
5.203%, 01/18/2027 (B)	300	304
Canadian Imperial Bank of Commerce
5.237%, 06/28/2027	240	244
Capital One Financial
4.985%, SOFRRATE + 2.160%, 07/24/2026 (A)	250	250
Citigroup
5.610%, SOFRRATE + 1.546%, 09/29/2026 (A)	1,270	1,274
Commonwealth Bank of Australia
4.904%, SOFRRATE + 0.520%, 06/15/2026 (A)(B)	425	425
Cooperatieve Rabobank UA
1.106%, H15T1Y + 0.550%, 02/24/2027 (A)(B)	1,250	1,214
Cooperatieve Rabobank UA MTN
5.500%, 07/18/2025	250	251
Corebridge Global Funding
5.750%, 07/02/2026 (B)	180	183
Credit Agricole
5.589%, 07/05/2026 (B)	420	426
1.247%, SOFRRATE + 0.892%, 01/26/2027 (A)(B)	1,070	1,042
Danske Bank MTN
6.259%, H15T1Y + 1.180%, 09/22/2026 (A)(B)	305	307

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2025

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Deutsche Bank NY
5.587%, SOFRRATE + 1.219%, 11/16/2027 (A)	$550	$547
Equitable Financial Life Global Funding
5.500%, 12/02/2025 (B)	300	302
Goldman Sachs Bank USA NY
5.414%, SOFRRATE + 0.750%, 05/21/2027 (A)	325	328
Goldman Sachs Group
5.798%, SOFRRATE + 1.075%, 08/10/2026 (A)	1,320	1,323
HSBC Holdings PLC
7.336%, SOFRRATE + 3.030%, 11/03/2026 (A)	300	304
5.887%, SOFRRATE + 1.570%, 08/14/2027 (A)	1,240	1,259
JPMorgan Chase
1.470%, SOFRRATE + 0.765%, 09/22/2027 (A)	1,560	1,497
Lloyds Banking Group PLC
5.462%, H15T1Y + 1.375%, 01/05/2028 (A)	200	202
1.627%, H15T1Y + 0.850%, 05/11/2027 (A)	1,335	1,294
Manufacturers & Traders Trust
5.400%, 11/21/2025	300	301
4.650%, 01/27/2026	460	460
Morgan Stanley
5.050%, SOFRRATE + 1.295%, 01/28/2027 (A)	275	276
Morgan Stanley MTN
1.512%, SOFRRATE + 0.858%, 07/20/2027 (A)	1,545	1,492
Morgan Stanley Bank
5.479%, 07/16/2025	375	375
4.754%, 04/21/2026	250	251
Nationwide Building Society
6.557%, SOFRRATE + 1.910%, 10/18/2027 (A)(B)	250	257
Pacific Life Global Funding II
5.500%, 08/28/2026 (B)	250	254
PNC Financial Services Group
6.615%, SOFRINDX + 1.730%, 10/20/2027 (A)	175	180
5.812%, SOFRRATE + 1.322%, 06/12/2026 (A)	200	200
5.300%, SOFRRATE + 1.342%, 01/21/2028 (A)	90	92
5.102%, SOFRRATE + 0.796%, 07/23/2027 (A)	975	980
Principal Life Global Funding II
5.000%, 01/16/2027 (B)	235	238
3.000%, 04/18/2026 (B)	500	493

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Royal Bank of Canada
4.784%, 12/12/2025 (B)	$1,030	$1,033
Royal Bank of Canada MTN
5.069%, SOFRRATE + 0.790%, 07/23/2027 (A)	1,220	1,230
1.150%, 06/10/2025	525	523
Santander UK Group Holdings PLC
1.673%, SOFRRATE + 0.989%, 06/14/2027 (A)	1,075	1,038
Societe Generale
4.351%, 06/13/2025 (B)	500	500
1.488%, H15T1Y + 1.100%, 12/14/2026 (A)(B)	1,360	1,331
Standard Chartered PLC
6.170%, H15T1Y + 2.050%, 01/09/2027 (A)(B)	350	353
State Street
5.048%, SOFRRATE + 0.640%, 10/22/2027 (A)	355	354
Toronto-Dominion Bank MTN
5.532%, 07/17/2026	1,450	1,470
4.970%, SOFRRATE + 0.590%, 09/10/2026 (A)	425	424
Truist Financial MTN
4.260%, SOFRRATE + 1.456%, 07/28/2026 (A)	860	858
UBS
4.864%, SOFRRATE + 0.720%, 01/10/2028 (A)	300	302
1.250%, 06/01/2026	500	485
UBS Group
1.305%, SOFRINDX + 0.980%, 02/02/2027 (A)(B)	1,365	1,330
US Bank
4.507%, SOFRRATE + 0.690%, 10/22/2027 (A)	1,275	1,276
Wells Fargo MTN
3.196%, TSFR3M + 1.432%, 06/17/2027 (A)	1,495	1,474
Wells Fargo Bank
5.550%, 08/01/2025	325	326
4.811%, 01/15/2026	350	351

		39,737

Health Care — 2.3%
Bayer US Finance LLC
6.125%, 11/21/2026 (B)	200	204
Bon Secours Mercy Health
3.382%, 11/01/2025	290	288
CVS Health
5.000%, 02/20/2026	275	276
HCA
5.248%, SOFRRATE + 0.870%, 03/01/2028 (A)	745	743

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2025

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Illumina
5.800%, 12/12/2025	$300	$302
PeaceHealth Obligated Group
1.375%, 11/15/2025	800	785
Royalty Pharma PLC
1.200%, 09/02/2025	1,240	1,224
RWJ Barnabas Health
2.954%, 07/01/2026	235	231
Solventum
5.450%, 02/25/2027	225	228
Stryker
4.550%, 02/10/2027	300	302

		4,583

Industrials — 2.0%
AerCap Ireland Capital DAC
6.100%, 01/15/2027	250	255
1.750%, 01/30/2026	1,355	1,325
Air Lease
2.200%, 01/15/2027	1,080	1,038
Air Lease MTN
2.875%, 01/15/2026	500	493
Caterpillar Financial Services
4.500%, 01/07/2027	300	302
John Deere Capital
4.500%, 01/08/2027	300	303
Penske Truck Leasing LP
5.750%, 05/24/2026 (B)	250	253

		3,969

Information Technology — 1.0%
Broadcom
3.459%, 09/15/2026	1,005	992
Oracle
1.650%, 03/25/2026	1,090	1,062

		2,054

Materials — 0.2%
International Flavors & Fragrances
1.230%, 10/01/2025 (B)	375	368

Utilities — 3.1%
Alliant Energy Finance LLC
5.400%, 06/06/2027 (B)	260	263
American Electric Power
5.699%, 08/15/2025	350	351
Consumers 2023 Securitization Funding LLC
5.550%, 03/01/2028	136	138
Duke Energy
5.000%, 12/08/2025	500	502
Georgia Power
4.666%, SOFRINDX + 0.280%, 09/15/2026 (A)	500	498

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
NextEra Energy Capital Holdings
5.749%, 09/01/2025	$225	$225
5.214%, SOFRINDX + 0.800%, 02/04/2028 (A)	1,210	1,211
NYSEG Storm Funding LLC
4.713%, 05/01/2029	415	418
Pacific Gas and Electric
5.329%, SOFRINDX + 0.950%, 09/04/2025 (A)	995	994
Southern California Edison
5.350%, 03/01/2026	1,065	1,070
Spire
5.300%, 03/01/2026	400	402

		6,072

Total Corporate Obligations
(Cost $67,967) ($ Thousands)		68,201
ASSET-BACKED SECURITIES — 29.4%
Automotive — 18.6%
Ally Auto Receivables Trust, Ser 2023-1, Cl A3
5.460%, 05/15/2028	387	390
Ally Bank Auto Credit-Linked Notes Series, Ser 2024-A, Cl B
5.827%, 05/17/2032 (B)	552	559
American Heritage Auto Receivables Trust, Ser 2024-1A, Cl A2
4.830%, 03/15/2028 (B)	100	100
AmeriCredit Automobile Receivables Trust, Ser 2020-3, Cl D
1.490%, 09/18/2026	476	476
AmeriCredit Automobile Receivables Trust, Ser 2021-2, Cl C
1.010%, 01/19/2027	356	351
ARI Fleet Lease Trust, Ser 2023-A, Cl A3
5.330%, 02/17/2032 (B)	1,220	1,232
ARI Fleet Lease Trust, Ser 2023-B, Cl A2
6.050%, 07/15/2032 (B)	67	67
ARI Fleet Lease Trust, Ser 2024-A, Cl A2
5.300%, 11/15/2032 (B)	103	104
ARI Fleet Lease Trust, Ser 2024-B, Cl A2
5.540%, 04/15/2033 (B)	884	889
ARI Fleet Lease Trust, Ser 2025-A, Cl A2
4.380%, 01/17/2034 (B)	100	100
Avis Budget Rental Car Funding AESOP LLC, Ser 2020-2A, Cl A
2.020%, 02/20/2027 (B)	1,050	1,033
Avis Budget Rental Car Funding AESOP LLC, Ser 2020-2A, Cl B
2.960%, 02/20/2027 (B)	150	148

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2025

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Bank of America Auto Trust, Ser 2023-2A, Cl A2
5.850%, 08/17/2026 (B)	$111	$111
Bayview Opportunity Master Fund VII Trust, Ser 2024-CAR1F, Cl A
6.971%, 07/29/2032 (B)	250	250
BMW Vehicle Lease Trust, Ser 2023-2, Cl A3
5.990%, 09/25/2026	295	296
BMW Vehicle Lease Trust, Ser 2024-1, Cl A4
5.000%, 06/25/2027	250	252
BMW Vehicle Lease Trust, Ser 2024-2, Cl A2A
4.290%, 01/25/2027	456	455
BMW Vehicle Owner Trust, Ser 2022-A, Cl A3
3.210%, 08/25/2026	322	321
BMW Vehicle Owner Trust, Ser 2023-A, Cl A3
5.470%, 02/25/2028	444	447
Bridgecrest Lending Auto Securitization Trust, Ser 2024-4, Cl A3
4.720%, 09/15/2028	730	731
CarMax Auto Owner Trust, Ser 2022-1, Cl A3
1.470%, 12/15/2026	323	321
Carmax Auto Owner Trust, Ser 2022-4, Cl A3
5.340%, 08/16/2027	392	393
CarMax Auto Owner Trust, Ser 2023-1, Cl A3
4.750%, 10/15/2027	587	587
CarMax Auto Owner Trust, Ser 2023-3, Cl A2A
5.720%, 11/16/2026	24	24
CarMax Auto Owner Trust, Ser 2024-1, Cl A2A
5.300%, 03/15/2027	200	201
CarMax Auto Owner Trust, Ser 2024-2, Cl A2A
5.650%, 05/17/2027	113	113
CarMax Auto Owner Trust, Ser 2024-3, Cl A3
4.890%, 07/16/2029	145	146
Carmax Auto Owner Trust, Ser 2025-2, Cl A1
4.468%, 05/15/2026	90	90
Carvana Auto Receivables Trust, Ser 2021-N1, Cl A
0.700%, 01/10/2028	146	143
Carvana Auto Receivables Trust, Ser 2021-N2, Cl B
0.750%, 03/10/2028	28	27
Carvana Auto Receivables Trust, Ser 2021-N3, Cl B
0.660%, 06/12/2028	71	68
Carvana Auto Receivables Trust, Ser 2022-N1, Cl A2
3.210%, 12/11/2028 (B)	90	89

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Carvana Auto Receivables Trust, Ser 2023-N3, Cl A
6.410%, 09/10/2027 (B)	$43	$43
Carvana Auto Receivables Trust, Ser 2023-P5, Cl A2
5.770%, 04/12/2027 (B)	21	21
Carvana Auto Receivables Trust, Ser 2024-N1, Cl A2
5.760%, 04/12/2027 (B)	61	61
Carvana Auto Receivables Trust, Ser 2024-P1, Cl A2
5.500%, 08/10/2027 (B)	42	42
Carvana Auto Receivables Trust, Ser 2025-N1, Cl A1
4.636%, 03/10/2026 (B)	207	207
CFMT LLC, Ser 2021-AL1, Cl B
1.390%, 09/22/2031 (B)	56	55
Chase Auto Owner Trust, Ser 2024-3A, Cl A2
5.530%, 09/27/2027 (B)	355	356
Chesapeake Funding II LLC, Ser 2023-1A, Cl A1
5.650%, 05/15/2035 (B)	184	186
Citizens Auto Receivables Trust, Ser 2023-2, Cl A2A
6.090%, 10/15/2026 (B)	34	34
Citizens Auto Receivables Trust, Ser 2024-1, Cl A2A
5.430%, 10/15/2026 (B)	91	91
CPS Auto Receivables Trust, Ser 2023-B, Cl A
5.910%, 08/16/2027 (B)	17	17
CPS Auto Receivables Trust, Ser 2023-D, Cl A
6.400%, 06/15/2027 (B)	22	22
CPS Auto Receivables Trust, Ser 2024-A, Cl A
5.710%, 09/15/2027 (B)	26	26
Credit Acceptance Auto Loan Trust, Ser 2023-3A, Cl A
6.390%, 08/15/2033 (B)	550	557
DT Auto Owner Trust, Ser 2023-3A, Cl A
6.290%, 08/16/2027 (B)	30	30
Enterprise Fleet Financing LLC, Ser 2022-2, Cl A2
4.650%, 05/21/2029 (B)	46	46
Enterprise Fleet Financing LLC, Ser 2022-3, Cl A2
4.380%, 07/20/2029 (B)	22	22
Enterprise Fleet Financing LLC, Ser 2022-4, Cl A2
5.760%, 10/22/2029 (B)	98	99
Enterprise Fleet Financing LLC, Ser 2023-1, Cl A2
5.510%, 01/22/2029 (B)	81	81

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2025

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Enterprise Fleet Financing LLC, Ser 2023-2, Cl A2
5.560%, 04/22/2030 (B)	$216	$218
Enterprise Fleet Financing LLC, Ser 2023-3, Cl A2
6.400%, 03/20/2030 (B)	622	632
Enterprise Fleet Financing LLC, Ser 2024-1, Cl A2
5.230%, 03/20/2030 (B)	192	194
Enterprise Fleet Financing LLC, Ser 2024-2, Cl A2
5.740%, 12/20/2026 (B)	149	150
Enterprise Fleet Financing LLC, Ser 2024-4, Cl A1
4.724%, 10/21/2025 (B)	138	138
Enterprise Fleet Financing LLC, Ser 2024-4, Cl A2
4.690%, 07/20/2027 (B)	970	972
Enterprise Fleet Financing LLC, Ser 2025-2, Cl A1
4.555%, 05/20/2026 (B)	205	205
FHF Trust, Ser 2021-2A, Cl A
0.830%, 12/15/2026 (B)	3	3
FHF Trust, Ser 2022-1A, Cl A
4.430%, 01/18/2028 (B)	61	61
Fifth Third Auto Trust, Ser 2023-1, Cl A2A
5.800%, 11/16/2026	21	21
First Investors Auto Owner Trust, Ser 2023-1A, Cl A
6.440%, 10/16/2028 (B)	201	203
Flagship Credit Auto Trust, Ser 2023-2, Cl A2
5.760%, 04/15/2027 (B)	7	7
Flagship Credit Auto Trust, Ser 2023-3, Cl A2
5.890%, 07/15/2027 (B)	49	49
Ford Credit Auto Lease Trust, Ser 2024-A, Cl A2A
5.240%, 07/15/2026	67	67
Ford Credit Auto Lease Trust, Ser 2024-A, Cl A3
5.060%, 05/15/2027	300	301
Ford Credit Auto Owner Trust, Ser 2023-A, Cl A3
4.650%, 02/15/2028	175	175
Ford Credit Auto Owner Trust, Ser 2024-C, Cl A2A
4.320%, 08/15/2027	385	384
Ford Credit Auto Owner Trust, Ser 2024-D, Cl A1
4.604%, 12/15/2025	149	149
Ford Credit Auto Owner Trust, Ser 2025-A, Cl A2A
4.470%, 12/15/2027	470	470

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Foursight Capital Automobile Receivables Trust, Ser 2023-2, Cl A2
5.990%, 05/15/2028 (B)	$117	$118
GECU Auto Receivables Trust, Ser 2023-1A, Cl A2
5.950%, 03/15/2027 (B)	163	163
GLS Auto Receivables Issuer Trust, Ser 2024-1A, Cl A3
5.400%, 09/15/2027 (B)	930	931
GLS Auto Select Receivables Trust, Ser 2023-2A, Cl A2
6.370%, 06/15/2028 (B)	124	125
GM Financial Automobile Leasing Trust, Ser 2023-3, Cl A3
5.380%, 11/20/2026	385	385
GM Financial Automobile Leasing Trust, Ser 2025-1, Cl A1
4.408%, 02/20/2026	206	205
GM Financial Consumer Automobile Receivables Trust, Ser 2021-4, Cl A4
0.990%, 10/18/2027	525	516
GM Financial Consumer Automobile Receivables Trust, Ser 2023-1, Cl A3
4.660%, 02/16/2028	397	397
GM Financial Consumer Automobile Receivables Trust, Ser 2023-3, Cl A2A
5.740%, 09/16/2026	10	10
GMF Floorplan Owner Revolving Trust Series, Ser 2025-1A, Cl A1
4.590%, 03/15/2029 (B)	495	497
GMF Floorplan Owner Revolving Trust, Ser 2023-1, Cl A1
5.340%, 06/15/2028 (B)	800	808
Hertz Vehicle Financing III LLC, Ser 2023-1A, Cl A
5.490%, 06/25/2027 (B)	980	987
Honda Auto Receivables Owner Trust, Ser 2023-2, Cl A2
5.410%, 04/15/2026	7	7
Honda Auto Receivables Owner Trust, Ser 2023-3, Cl A3
5.410%, 02/18/2028	495	499
Honda Auto Receivables Owner Trust, Ser 2024-4, Cl A2
4.560%, 03/15/2027	450	450
Honda Auto Receivables Owner Trust, Ser 2025-2, Cl A2A
4.300%, 01/18/2028	140	140
Huntington Auto Trust, Ser 2024-1A, Cl A2
5.500%, 03/15/2027 (B)	277	278
Hyundai Auto Lease Securitization Trust, Ser 2023-C, Cl A2A
5.850%, 03/16/2026 (B)	62	62

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2025

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Hyundai Auto Lease Securitization Trust, Ser 2024-A, Cl A3
5.020%, 03/15/2027 (B)	$500	$502
Hyundai Auto Lease Securitization Trust, Ser 2025-A, Cl A3
4.830%, 01/18/2028 (B)	370	374
Hyundai Auto Lease Securitization Trust, Ser 2025-B, Cl A2A
4.580%, 09/15/2027 (B)	130	130
Hyundai Auto Receivables Trust, Ser 2025-A, Cl A3
4.320%, 10/15/2029	305	306
LAD Auto Receivables Trust, Ser 2022-1A, Cl A
5.210%, 06/15/2027 (B)	26	26
LAD Auto Receivables Trust, Ser 2024-1A, Cl A2
5.440%, 11/16/2026 (B)	10	10
LAD Auto Receivables Trust, Ser 2024-2A, Cl A2
5.700%, 03/15/2027 (B)	265	266
LAD Auto Receivables Trust, Ser 2024-3A, Cl A2
4.640%, 11/15/2027 (B)	275	274
Lendbuzz Securitization Trust, Ser 2023-3A, Cl A2
7.500%, 12/15/2028 (B)	177	182
M&T Bank Auto Receivables Trust, Ser 2025-1A, Cl A2A
4.630%, 05/15/2028 (B)	100	100
Mercedes-Benz Auto Lease Trust, Ser 2023-A, Cl A3
4.740%, 01/15/2027	610	610
Mercedes-Benz Auto Lease Trust, Ser 2024-B, Cl A2A
4.570%, 12/15/2026	88	88
Nissan Auto Lease Trust, Ser 2024-A, Cl A2A
5.110%, 10/15/2026	284	284
OCCU Auto Receivables Trust, Ser 2023-1A, Cl A2
6.230%, 04/15/2027 (B)	99	99
Octane Receivables Trust, Ser 2023-3A, Cl A2
6.440%, 03/20/2029 (B)	524	529
OneMain Direct Auto Receivables Trust, Ser 2019-1A, Cl A
3.630%, 09/14/2027 (B)	75	74
Porsche Financial Auto Securitization Trust, Ser 2023-2A, Cl A3
5.790%, 01/22/2029 (B)	446	448
Prestige Auto Receivables Trust, Ser 2023-1A, Cl B
5.550%, 04/15/2027 (B)	559	560

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Prestige Auto Receivables Trust, Ser 2025-1A, Cl A1
4.668%, 04/15/2026 (B)	$445	$445
Santander Bank Auto Credit-Linked Notes, Ser 2022-C, Cl B
6.451%, 12/15/2032 (B)	28	28
Santander Bank Auto Credit-Linked Notes, Ser 2023-A, Cl B
6.493%, 06/15/2033 (B)	169	170
Santander Drive Auto Receivables Trust, Ser 2022-2, Cl C
3.760%, 07/16/2029	585	580
Santander Drive Auto Receivables Trust, Ser 2022-4, Cl B
4.420%, 11/15/2027	403	403
Santander Drive Auto Receivables Trust, Ser 2024-1, Cl A2
5.710%, 02/16/2027	6	6
Santander Drive Auto Receivables Trust, Ser 2024-2, Cl A2
5.800%, 09/15/2027	88	88
SBNA Auto Lease Trust, Ser 2023-A, Cl A2
6.270%, 04/20/2026 (B)	9	9
SBNA Auto Lease Trust, Ser 2024-A, Cl A3
5.390%, 11/20/2026 (B)	545	546
SBNA Auto Lease Trust, Ser 2024-C, Cl A2
4.940%, 11/20/2026 (B)	45	45
Securitized Term Auto Receivables Trust, Ser 2025-A, Cl B
5.038%, 07/25/2031 (B)	257	259
Securitized Term Auto Receivables Trust, Ser 2025-A, Cl C
5.185%, 07/25/2031 (B)	231	232
SFS Auto Receivables Securitization Trust, Ser 2023-1A, Cl A2A
5.890%, 03/22/2027 (B)	4	4
SFS Auto Receivables Securitization Trust, Ser 2024-1A, Cl A2
5.350%, 06/21/2027 (B)	38	38
SFS Auto Receivables Securitization Trust, Ser 2024-3A, Cl A2
4.710%, 05/22/2028 (B)	622	622
Tesla Electric Vehicle Trust, Ser 2023-1, Cl A2A
5.540%, 12/21/2026 (B)	199	199
Toyota Auto Receivables Owner Trust, Ser 2023-C, Cl A2A
5.600%, 08/17/2026	102	102
Toyota Auto Receivables Owner Trust, Ser 2025-B, Cl A2A
4.460%, 03/15/2028	195	195
Toyota Lease Owner Trust, Ser 2024-B, Cl A2A
4.310%, 02/22/2027 (B)	174	174

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2025

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Toyota Lease Owner Trust, Ser 2024-B, Cl A3
4.210%, 09/20/2027 (B)	$305	$305
Volkswagen Auto Loan Enhanced Trust, Ser 2024-1, Cl A1
4.622%, 11/20/2025	50	50
Westlake Automobile Receivables Trust, Ser 2023-2A, Cl A3
5.800%, 02/16/2027 (B)	197	197
Westlake Automobile Receivables Trust, Ser 2023-4A, Cl A2
6.230%, 01/15/2027 (B)	131	131
Westlake Automobile Receivables Trust, Ser 2023-4A, Cl A3
6.240%, 07/15/2027 (B)	480	484
Westlake Automobile Receivables Trust, Ser 2023-P1, Cl A2
5.890%, 02/16/2027 (B)	334	335
Westlake Flooring Master Trust, Ser 2024-1A, Cl A
5.430%, 02/15/2028 (B)	45	45
Westlake Flooring Master Trust, Ser 2024-1A, Cl B
6.070%, 02/15/2028 (B)	830	837
Wheels Fleet Lease Funding 1 LLC, Ser 2023-1A, Cl A
5.800%, 04/18/2038 (B)	313	315
Wheels Fleet Lease Funding 1 LLC, Ser 2023-2A, Cl A
6.460%, 08/18/2038 (B)	285	289
Wheels Fleet Lease Funding 1 LLC, Ser 2025-1A, Cl A1
4.570%, 01/18/2040 (B)	360	361
World Omni Auto Receivables Trust, Ser 2021-C, Cl A3
0.440%, 08/17/2026	1	1
World Omni Auto Receivables Trust, Ser 2022-A, Cl A4
1.900%, 03/15/2028	500	490
World Omni Auto Receivables Trust, Ser 2022-D, Cl A3
5.610%, 02/15/2028	290	291
World Omni Automobile Lease Securitization Trust, Ser 2025-A, Cl A3
4.420%, 04/17/2028	125	125
		36,750

Credit Card — 2.0%

American Express Credit Account Master Trust, Ser 2023-1, Cl A
4.870%, 05/15/2028	100	101
Barclays Dryrock Issuance Trust, Ser 2023-1, Cl A
4.720%, 02/15/2029	745	748

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
CARDS II Trust, Ser 2024-1A, Cl A
5.037%, SOFRRATE + 0.680%, 07/15/2029 (A)(B)	$410	$410
Evergreen Credit Card Trust, Ser 2025-CRT5, Cl B
5.240%, 05/15/2029 (B)	355	360
Golden Credit Card Trust, Ser 2021-1A, Cl A
1.140%, 08/15/2028 (B)	1,595	1,531
Trillium Credit Card Trust II, Ser 2023-3A, Cl A
5.226%, SOFRRATE + 0.850%, 08/26/2028 (A)(B)	725	726
		3,876

Miscellaneous Business Services — 8.8%

Affirm Asset Securitization Trust, Ser 2021-Z2, Cl A
1.170%, 11/16/2026 (B)	2	2
Affirm Asset Securitization Trust, Ser 2024-A, Cl A
5.610%, 02/15/2029 (B)	115	116
AGL CLO 14, Ser 2025-14A, Cl AR
5.400%, TSFR3M + 1.130%, 12/02/2034 (A)(B)	500	498
Amur Equipment Finance Receivables XI LLC, Ser 2022-2A, Cl A2
5.300%, 06/21/2028 (B)	51	51
Amur Equipment Finance Receivables XIII LLC, Ser 2024-1A, Cl A2
5.380%, 01/21/2031 (B)	485	490
Apidos CLO XII, Ser 2024-12A, Cl ARR
5.336%, TSFR3M + 1.080%, 04/15/2031 (A)(B)	337	336
Apidos CLO XV, Ser 2018-15A, Cl A1RR
5.541%, TSFR3M + 1.272%, 04/20/2031 (A)(B)	144	144
Apidos CLO XXIII, Ser 2025-23A, Cl ARR
5.306%, TSFR3M + 1.050%, 04/15/2033 (A)(B)	500	499
Apidos CLO XXIV, Ser 2021-24A, Cl A1AL
5.481%, TSFR3M + 1.212%, 10/20/2030 (A)(B)	182	182
Aqua Finance Trust, Ser 2021-A, Cl A
1.540%, 07/17/2046 (B)	81	75
Auxilior Term Funding LLC, Ser 2023-1A, Cl A2
6.180%, 12/15/2028 (B)	109	110
Bain Capital Credit CLO, Ser 2025-1A, Cl A1
5.457%, TSFR3M + 1.160%, 04/23/2038 (A)(B)	1,000	993
Carbone CLO, Ser 2017-1A, Cl A1
5.671%, TSFR3M + 1.402%, 01/20/2031 (A)(B)	95	95

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2025

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Carlyle Global Market Strategies CLO, Ser 2018-1A, Cl A1R2
5.511%, TSFR3M + 1.232%, 04/17/2031 (A)(B)	$150	$150
Carlyle Global Market Strategies CLO, Ser 2021-1A, Cl AR3
5.511%, TSFR3M + 1.242%, 07/20/2031 (A)(B)	144	144
CCG Receivables Trust, Ser 2023-1, Cl A2
5.820%, 09/16/2030 (B)	128	129
CCG Receivables Trust, Ser 2025-1, Cl A2
4.480%, 10/14/2032 (B)	100	100
CIFC Funding, Ser 2017-1A, Cl ARR
5.644%, TSFR3M + 1.372%, 01/22/2031 (A)(B)	127	127
CNH Equipment Trust, Ser 2022-C, Cl A3
5.150%, 04/17/2028	329	331
CNH Equipment Trust, Ser 2024-C, Cl A2A
4.300%, 02/18/2028	415	414
CNH Equipment Trust, Ser 2025-A, Cl A2A
4.300%, 08/15/2028	310	310
Dell Equipment Finance Trust, Ser 2023-3, Cl A2
6.100%, 04/23/2029 (B)	18	19
Dewolf Park CLO, Ser 2021-1A, Cl AR
5.438%, TSFR3M + 1.182%, 10/15/2030 (A)(B)	228	228
Dext ABS LLC, Ser 2023-2, Cl A2
6.560%, 05/15/2034 (B)	212	214
DLLAA LLC, Ser 2023-1A, Cl A2
5.930%, 07/20/2026 (B)	37	37
DLLAD LLC, Ser 2021-1A, Cl A3
0.640%, 09/21/2026 (B)	39	39
DLLST LLC, Ser 2024-1A, Cl A2
5.330%, 01/20/2026 (B)	46	46
FirstKey Homes Trust, Ser 2020-SFR2, Cl A
1.266%, 10/19/2037 (B)	426	418
GreatAmerica Leasing Receivables Funding LLC, Ser 2023-1, Cl A2
5.350%, 02/16/2026 (B)	141	141
GreatAmerica Leasing Receivables Funding LLC, Ser 2024-1, Cl A2
5.320%, 08/17/2026 (B)	542	543
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/2039 (B)	41	40
HPEFS Equipment Trust, Ser 2023-2A, Cl A2
6.040%, 01/21/2031 (B)	57	57
HPEFS Equipment Trust, Ser 2024-1A, Cl A3
5.180%, 05/20/2031 (B)	740	741
John Deere Owner Trust, Ser 2023-C, Cl A2
5.760%, 08/17/2026	101	102
John Deere Owner Trust, Ser 2024-C, Cl A2A
4.360%, 08/16/2027	160	160

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
KKR CLO, Ser 2017-11, Cl AR
5.698%, TSFR3M + 1.442%, 01/15/2031 (A)(B)	$93	$93
KKR CLO, Ser 2018-21, Cl A
5.518%, TSFR3M + 1.262%, 04/15/2031 (A)(B)	159	159
Kubota Credit Owner Trust, Ser 2023-2A, Cl A2
5.610%, 07/15/2026 (B)	151	151
LCM XXIV, Ser 2021-24A, Cl AR
5.511%, TSFR3M + 1.242%, 03/20/2030 (A)(B)	18	18
M&T Equipment Notes, Ser 2023-1A, Cl A2
6.090%, 07/15/2030 (B)	46	46
Madison Park Funding XXX, Ser 2024-30A, Cl A1R
5.621%, TSFR3M + 1.360%, 07/16/2037 (A)(B)	875	873
MMAF Equipment Finance LLC, Ser 2020-BA, Cl A4
0.660%, 11/15/2027 (B)	174	173
MMAF Equipment Finance LLC, Ser 2021-A, Cl A3
0.560%, 06/13/2028 (B)	22	21
MMAF Equipment Finance LLC, Ser 2023-A, Cl A2
5.790%, 11/13/2026 (B)	125	125
MMAF Equipment Finance LLC, Ser 2024-A, Cl A2
5.200%, 09/13/2027 (B)	636	638
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (B)	245	231
Navient Private Education Refi Loan Trust, Ser 2021-A, Cl A
0.840%, 05/15/2069 (B)	322	294
Neuberger Berman Loan Advisers CLO, Ser 2024-25A, Cl AR2
5.670%, TSFR3M + 1.400%, 07/18/2038 (A)(B)	750	749
OCP CLO, Ser 2018-5A, Cl A1R
5.624%, TSFR3M + 1.342%, 04/26/2031 (A)(B)	13	13
OneMain Financial Issuance Trust, Ser 2022-S1, Cl A
4.130%, 05/14/2035 (B)	550	548
Palmer Square Loan Funding, Ser 2021-4A, Cl A1
5.318%, TSFR3M + 1.062%, 10/15/2029 (A)(B)	47	47
Palmer Square Loan Funding, Ser 2024-1A, Cl A1
5.306%, TSFR3M + 1.050%, 10/15/2032 (A)(B)	449	448

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2025

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
PFS Financing, Ser 2025-A, Cl B
5.000%, 01/15/2029 (B)	$350	$351
PFS Financing, Ser 2025-B, Cl A
4.850%, 02/15/2030 (B)	205	207
SCF Equipment Leasing, Ser 2023-1A, Cl A2
6.560%, 01/22/2030 (B)	23	23
SCF Equipment Trust LLC, Ser 2025-1A, Cl A2
4.820%, 07/22/2030 (B)	100	100
SoFi Consumer Loan Program Trust, Ser 2025-1, Cl A
4.800%, 02/27/2034 (B)	828	829
Tesla Sustainable Energy Trust, Ser 2024-1A, Cl A1
4.830%, 12/03/2025 (B)	21	21
T-Mobile US Trust, Ser 2024-1A, Cl A
5.050%, 09/20/2029 (B)	1,375	1,386
Verizon Master Trust, Ser 2022-4, Cl A
3.400%, 11/20/2028	685	685
Verizon Master Trust, Ser 2024-3, Cl A1A
5.340%, 04/22/2030	750	766
VFI ABS LLC, Ser 2023-1A, Cl A
7.270%, 03/26/2029 (B)	72	73
Volvo Financial Equipment LLC, Ser 2024-1A, Cl A1
5.073%, 09/15/2025 (B)	32	32
Volvo Financial Equipment LLC, Ser 2025-1A, Cl A2
4.410%, 11/15/2027 (B)	75	75
Voya CLO, Ser 2018-2A, Cl A1R
5.513%, TSFR3M + 1.232%, 04/25/2031 (A)(B)	111	111
Voya CLO, Ser 2020-2A, Cl A1RR
5.561%, TSFR3M + 1.282%, 04/17/2030 (A)(B)	2	2
		17,369

Total Asset-Backed Securities
(Cost $57,812) ($ Thousands)		57,995

U.S. TREASURY OBLIGATIONS — 14.7%
U.S. Treasury Bills
4.264%, 05/27/2025 (C)	2,550	2,542
4.249%, 06/03/2025 (C)	2,975	2,964
4.245%, 12/26/2025 (C)	1,050	1,023
4.223%, 02/19/2026 (C)	975	945
U.S. Treasury Notes
4.490%, USBMMY3M + 0.245%, 01/31/2026 (A)	2,000	2,002
4.250%, 05/31/2025	4,200	4,199
3.750%, 08/31/2026	2,000	1,999
2.875%, 06/15/2025 (D)	2,000	1,996

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
2.500%, 02/28/2026	$3,025	$2,988
1.250%, 12/31/2026	2,175	2,091
0.750%, 05/31/2026	350	338
0.750%, 08/31/2026	2,425	2,331
0.500%, 02/28/2026	3,625	3,522

Total U.S. Treasury Obligations
(Cost $28,874) ($ Thousands)		28,940

MORTGAGE-BACKED SECURITIES — 14.4%
Agency Mortgage-Backed Obligations — 2.6%
FHLMC
7.198%, H15T1Y + 2.150%, 02/01/2030(A)	1	1
4.050%, 08/28/2025	860	859
3.000%, 03/01/2030 to 09/01/2030	421	413
FHLMC Multifamily Structured Pass-Through Certificates, Ser K067, Cl A1
2.895%, 03/25/2027	83	82
FHLMC REMIC, Ser 2011-3786, Cl ED
4.000%, 09/15/2039	137	137
FHLMC REMIC, Ser 2013-4166, Cl PV
3.250%, 07/15/2037	747	735
FHLMC REMIC, Ser 2015-4479, Cl TA
3.000%, 07/15/2034	639	628
FHLMC REMIC, Ser 2018-4753, Cl QV
3.500%, 12/15/2040	445	442
FNMA
6.465%, H15T1Y + 2.215%, 01/01/2029(A)	2	2
6.000%, 01/01/2027	2	1
3.500%, 08/01/2032	188	185
3.000%, 10/01/2030 to 12/01/2030	300	294
FNMA REMIC, Ser 2001-33, Cl FA
4.918%, SOFR30A + 0.564%, 07/25/2031(A)	1	1
FNMA REMIC, Ser 2012-137, Cl UE
1.750%, 09/25/2041	65	62
FNMA REMIC, Ser 2012-63, Cl MA
4.000%, 06/25/2040	–	–
FNMA REMIC, Ser 2015-57, Cl CA
3.000%, 08/25/2034	167	165
GNMA, Ser 2022-177, Cl LA
3.500%, 01/20/2052	1,071	1,058

		5,065
Non-Agency Mortgage-Backed Obligations — 11.8%
Angel Oak Mortgage Trust LLC, Ser 2020-1, Cl A1
2.466%, 12/25/2059(A)(B)	15	14

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2025

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Angel Oak Mortgage Trust LLC, Ser 2020-2, Cl A1A
2.531%, 01/26/2065(A)(B)	$99	$93
Angel Oak Mortgage Trust LLC, Ser 2020-3, Cl A1
1.691%, 04/25/2065(A)(B)	106	100
Angel Oak Mortgage Trust LLC, Ser 2020-4, Cl A1
1.469%, 06/25/2065(A)(B)	55	52
Angel Oak Mortgage Trust LLC, Ser 2020-R1, Cl A1
0.990%, 04/25/2053(A)(B)	39	37
Angel Oak Mortgage Trust LLC, Ser 2021-1, Cl A1
0.909%, 01/25/2066(A)(B)	176	150
Angel Oak Mortgage Trust LLC, Ser 2021-3, Cl A1
1.068%, 05/25/2066(A)(B)	174	150
Arroyo Mortgage Trust, Ser 2019-3, Cl A1
2.962%, 10/25/2048(A)(B)	64	61
Bank of America Merrill Lynch Commercial Mortgage Trust, Ser BNK3, Cl ASB
3.366%, 02/15/2050	150	148
Benchmark Mortgage Trust, Ser 2020-B17, Cl A2
2.211%, 03/15/2053	175	169
BMO MORTGAGE TRUST, Ser C3, Cl A1
5.429%, 09/15/2054(A)	224	224
BPR Trust, Ser 2021-TY, Cl A
5.487%, TSFR1M + 1.164%, 09/15/2038(A)(B)	960	955
BPR Trust, Ser OANA, Cl A
6.220%, TSFR1M + 1.898%, 04/15/2037(A)(B)	250	250
BRAVO Residential Funding Trust, Ser 2020-NQM1, Cl A1
1.449%, 05/25/2060(A)(B)	36	35
BRAVO Residential Funding Trust, Ser 2021-NQM1, Cl A1
0.941%, 02/25/2049(A)(B)	71	67
BRAVO Residential Funding Trust, Ser 2021-NQM2, Cl A1
0.970%, 03/25/2060(A)(B)	52	50
BRAVO Residential Funding Trust, Ser 2021-NQM3, Cl A1
1.699%, 04/25/2060(A)(B)	135	127
BSPRT, Ser 2022-FL8, Cl A
5.845%, SOFR30A + 1.500%, 02/15/2037(A)(B)	188	187
Bunker Hill Loan Depositary Trust, Ser 2020-1, Cl A1
1.724%, 02/25/2055(A)(B)	19	18

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust, Ser 2021-SOAR, Cl B
5.307%, TSFR1M + 0.984%, 06/15/2038(A)(B)	$758	$755
BX Commercial Mortgage Trust, Ser 2021-VINO, Cl A
5.089%, TSFR1M + 0.767%, 05/15/2038(A)(B)	60	60
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl A
5.136%, TSFR1M + 0.814%, 09/15/2036(A)(B)	275	272
BX Commercial Mortgage Trust, Ser CSMO, Cl A
6.437%, TSFR1M + 2.115%, 06/15/2027(A)(B)	225	225
BX Trust, Ser 2021-LGCY, Cl A
4.943%, TSFR1M + 0.620%, 10/15/2036(A)(B)	600	597
BX Trust, Ser 2022-LBA6, Cl A
5.322%, TSFR1M + 1.000%, 01/15/2039(A)(B)	625	622
BX Trust, Ser ARIA, Cl A
5.336%, TSFR1M + 1.014%, 10/15/2036(A)(B)	120	119
BX Trust, Ser VLT6, Cl B
6.214%, TSFR1M + 1.893%, 03/15/2042(A)(B)	850	840
BX, Ser 2021-MFM1, Cl B
5.387%, TSFR1M + 1.064%, 01/15/2034(A)(B)	385	384
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl ASB
3.367%, 06/15/2050	209	207
Chase Mortgage Finance, Ser 2021-CL1, Cl M1
5.554%, SOFR30A + 1.200%, 02/25/2050(A)(B)	219	215
Citigroup Commercial Mortgage Trust, Ser 2016-P3, Cl AAB
3.127%, 04/15/2049	61	61
Citigroup Commercial Mortgage Trust, Ser GC37, Cl AAB
3.098%, 04/10/2049	59	59
Citigroup Mortgage Loan Trust, Ser 2018-RP2, Cl A1
3.156%, 02/25/2058(A)(B)	59	58
COLT Funding LLC, Ser 2021-3R, Cl A1
1.051%, 12/25/2064(A)(B)	86	79
COLT Mortgage Loan Trust, Ser 2020-2R, Cl A1
1.325%, 10/26/2065(A)(B)	63	59
COLT Mortgage Loan Trust, Ser 2021-1, Cl A1
0.910%, 06/25/2066(A)(B)	142	121

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2025

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
COLT Mortgage Loan Trust, Ser 2021-2, Cl A1
0.924%, 08/25/2066(A)(B)	$213	$178
COLT Mortgage Loan Trust, Ser 2021-2R, Cl A1
0.798%, 07/27/2054(B)	61	55
COLT Mortgage Loan Trust, Ser 2021-4, Cl A1
1.397%, 10/25/2066(A)(B)	377	316
COLT Mortgage Loan Trust, Ser 2021-HX1, Cl A1
1.110%, 10/25/2066(A)(B)	361	309
Connecticut Avenue Securities Trust, Ser 2021-R03, Cl 1M2
6.004%, SOFR30A + 1.650%, 12/25/2041(A)(B)	250	250
Connecticut Avenue Securities Trust, Ser 2022-R01, Cl 1M2
6.254%, SOFR30A + 1.900%, 12/25/2041(A)(B)	625	628
Connecticut Avenue Securities Trust, Ser 2023-R02, Cl 1M1
6.654%, SOFR30A + 2.300%, 01/25/2043(A)(B)	103	105
Connecticut Avenue Securities Trust, Ser 2023-R03, Cl 2M1
6.854%, SOFR30A + 2.500%, 04/25/2043(A)(B)	188	190
Connecticut Avenue Securities Trust, Ser 2024-R03, Cl 2M1
5.503%, SOFR30A + 1.150%, 03/25/2044(A)(B)	118	117
CSAIL Commercial Mortgage Trust, Ser C14, Cl ASB
4.359%, 11/15/2051(A)	104	103
CSMC Trust, Ser 2021-AFC1, Cl A1
0.830%, 03/25/2056(A)(B)	162	130
Deephaven Residential Mortgage Trust, Ser 2021-1, Cl A1
0.715%, 05/25/2065(A)(B)	34	33
Deephaven Residential Mortgage Trust, Ser 2021-2, Cl A1
0.899%, 04/25/2066(A)(B)	58	51
Ellington Financial Mortgage Trust, Ser 2019-2, Cl A1
2.739%, 11/25/2059(A)(B)	12	12
Ellington Financial Mortgage Trust, Ser 2020-2, Cl A1
1.178%, 10/25/2065(A)(B)	27	25
Ellington Financial Mortgage Trust, Ser 2021-1, Cl A1
0.797%, 02/25/2066(A)(B)	34	29

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Ellington Financial Mortgage Trust, Ser 2021-2, Cl A1
0.931%, 06/25/2066(A)(B)	$113	$93
ELP Commercial Mortgage Trust, Ser 2021-ELP, Cl A
5.138%, TSFR1M + 0.815%, 11/15/2038(A)(B)	529	527
Extended Stay America Trust, Ser 2021-ESH, Cl B
5.817%, TSFR1M + 1.494%, 07/15/2038(A)(B)	215	214
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1A
5.654%, SOFR30A + 1.300%, 02/25/2042(A)(B)	62	62
FHLMC STACR REMIC Trust, Ser 2024-DNA2, Cl A1
5.604%, SOFR30A + 1.250%, 05/25/2044(A)(B)	181	181
FHLMC STACR REMIC Trust, Ser 2024-HQA1, Cl M1
5.604%, SOFR30A + 1.250%, 03/25/2044(A)(B)	199	199
FNMA Connecticut Avenue Securities, Ser 2016-C03, Cl 2M2
10.368%, SOFR30A + 6.014%, 10/25/2028(A)	100	103
Fontainebleau Miami Beach Mortgage Trust, Ser FBLU, Cl A
5.772%, TSFR1M + 1.450%, 12/15/2039(A)(B)	430	426
GCAT Trust, Ser 2020-NQM2, Cl A1
2.555%, 04/25/2065(B)(E)	40	38
GCAT Trust, Ser 2021-CM1, Cl A
2.469%, 04/25/2065(A)(B)	146	139
GCAT Trust, Ser 2021-NQM1, Cl A1
0.874%, 01/25/2066(A)(B)	82	72
GCAT Trust, Ser 2021-NQM5, Cl A1
1.262%, 07/25/2066(A)(B)	554	463
GS Mortgage Securities Trust, Ser 2015-GS1, Cl AAB
3.553%, 11/10/2048	10	10
GS Mortgage Securities Trust, Ser 2016-GS3, Cl AAB
2.777%, 10/10/2049	106	105
HLTN Commercial Mortgage Trust, Ser DPLO, Cl A
5.963%, TSFR1M + 1.642%, 06/15/2041(A)(B)	350	348
Imperial Fund Mortgage Trust, Ser 2021-NQM1, Cl A1
1.071%, 06/25/2056(A)(B)	222	193

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2025

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Imperial Fund Mortgage Trust, Ser 2021-NQM2, Cl A1
1.073%, 09/25/2056(A)(B)	$163	$137
Imperial Fund Mortgage Trust, Ser 2021-NQM3, Cl A1
1.595%, 11/25/2056(A)(B)	182	157
JP Morgan Chase Commercial Mortgage Securities Trust, Ser JP1, Cl ASB
3.733%, 01/15/2049	78	77
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C31, Cl ASB
3.540%, 08/15/2048	4	4
JPMCC Commercial Mortgage Securities Trust, Ser JP7, Cl ASB
3.241%, 09/15/2050	211	208
JPMorgan Mortgage Trust, Ser 2014-5, Cl A1
2.670%, 10/25/2029(A)(B)	382	373
JPMorgan Mortgage Trust, Ser 2018-7FRB, Cl A2
5.191%, TSFR1M + 0.864%, 04/25/2046(A)(B)	52	51
Metlife Securitization Trust, Ser 2017-1A, Cl A
3.000%, 04/25/2055(A)(B)	40	38
MF1, Ser 2022-FL8, Cl A
5.669%, TSFR1M + 1.350%, 02/19/2037(A)(B)	324	323
MFA Trust, Ser 2020-NQM1, Cl A1
2.479%, 03/25/2065(A)(B)	30	29
MFA Trust, Ser 2020-NQM3, Cl A1
1.014%, 01/26/2065(A)(B)	38	35
MFA Trust, Ser 2021-INV1, Cl A1
0.852%, 01/25/2056(A)(B)	49	47
MFA Trust, Ser 2021-NQM1, Cl A1
1.153%, 04/25/2065(A)(B)	84	79
MFA Trust, Ser 2021-NQM2, Cl A1
1.029%, 11/25/2064(A)(B)	129	113
MHC Commercial Mortgage Trust, Ser 2021-MHC, Cl B
5.537%, TSFR1M + 1.215%, 04/15/2038(A)(B)	536	535
MHP, Ser 2021-STOR, Cl A
5.137%, TSFR1M + 0.814%, 07/15/2038(A)(B)	155	154
MHP, Ser 2022-MHIL, Cl A
5.137%, TSFR1M + 0.815%, 01/15/2039(A)(B)	104	103
Mill City Mortgage Loan Trust, Ser 2017-3, Cl A1
2.750%, 01/25/2061(A)(B)	48	48
Mill City Mortgage Loan Trust, Ser 2018-1, Cl A1
3.250%, 05/25/2062(A)(B)	15	15

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Mill City Mortgage Loan Trust, Ser 2018-3, Cl A1
3.500%, 08/25/2058(A)(B)	$121	$119
Mill City Mortgage Loan Trust, Ser 2018-4, Cl A1B
3.500%, 04/25/2066(A)(B)	562	551
Mill City Mortgage Loan Trust, Ser 2019-1, Cl A1
3.250%, 10/25/2069(A)(B)	137	133
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/2060(A)(B)	77	73
Morgan Stanley Capital I Trust, Ser 2019-H6, Cl A2
3.228%, 06/15/2052	17	17
Morgan Stanley Capital I Trust, Ser H3, Cl ASB
4.120%, 07/15/2051	60	60
Morgan Stanley Capital I Trust, Ser HR2, Cl ASB
3.509%, 12/15/2050	107	105
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057(A)(B)	67	65
New Residential Mortgage Loan Trust, Ser 2017-6A, Cl A1
4.000%, 08/27/2057(A)(B)	156	151
New Residential Mortgage Loan Trust, Ser 2018-1A, Cl A1
3.803%, 09/25/2057(A)(B)	75	71
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059(A)(B)	22	20
New Residential Mortgage Loan Trust, Ser 2020-NQM2, Cl A1
1.650%, 05/24/2060(A)(B)	28	27
New Residential Mortgage Loan Trust, Ser 2021-NQ2R, Cl A1
0.941%, 10/25/2058(A)(B)	41	39
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A1
1.156%, 11/27/2056(A)(B)	265	229
NYC Commercial Mortgage Trust, Ser 3BP, Cl A
5.535%, TSFR1M + 1.213%, 02/15/2042(A)(B)	785	777
OBX Trust, Ser 2018-1, Cl A2
5.091%, TSFR1M + 0.764%, 06/25/2057(A)(B)	10	10
OBX Trust, Ser 2021-NQM4, Cl A1
1.957%, 10/25/2061(A)(B)	406	342

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2025

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Paragon Mortgages No. 12 PLC, Ser 2006-12A, Cl A2C
4.847%, SOFRRATE + 0.482%, 11/15/2038(A)(B)	$32	$32
Residential Mortgage Loan Trust, Ser 2020-1, Cl A1
2.376%, 01/26/2060(A)(B)	7	7
Sequoia Mortgage Trust, Ser 2018-CH3, Cl A1
4.500%, 08/25/2048(A)(B)	3	3
SREIT Trust, Ser 2021-MFP, Cl B
5.516%, TSFR1M + 1.194%, 11/15/2038(A)(B)	398	396
SREIT Trust, Ser MFP, Cl A
5.167%, TSFR1M + 0.845%, 11/15/2038(A)(B)	84	83
STAR Trust, Ser 2021-1, Cl A1
1.219%, 05/25/2065(A)(B)	80	75
STAR Trust, Ser 2024-SFR4, Cl B
6.422%, TSFR1M + 2.100%, 10/17/2041(A)(B)	175	176
STAR Trust, Ser 2024-SFR4, Cl A
6.072%, TSFR1M + 1.750%, 10/17/2041(A)(B)	485	487
STAR Trust, Ser 2025-SFR5, Cl A
5.772%, TSFR1M + 1.450%, 02/17/2042(A)(B)	285	286
STAR Trust, Ser 2025-SFR5, Cl B
6.072%, TSFR1M + 1.750%, 02/17/2042(A)(B)	550	552
Starwood Mortgage Residential Trust, Ser 2020-1, Cl A1
2.275%, 02/25/2050(A)(B)	10	10
Starwood Mortgage Residential Trust, Ser 2020-3, Cl A1
1.486%, 04/25/2065(A)(B)	19	18
Starwood Mortgage Residential Trust, Ser 2021-2, Cl A1
0.943%, 05/25/2065(A)(B)	33	31
Starwood Mortgage Residential Trust, Ser 2021-3, Cl A1
1.127%, 06/25/2056(A)(B)	197	167
Towd Point Mortgage Trust, Ser 2017-6, Cl A1
2.750%, 10/25/2057(A)(B)	29	29
Towd Point Mortgage Trust, Ser 2018-1, Cl A1
3.000%, 01/25/2058(A)(B)	14	13
Towd Point Mortgage Trust, Ser 2018-2, Cl A1
3.250%, 03/25/2058(A)(B)	75	74
Towd Point Mortgage Trust, Ser 2018-3, Cl A1
3.750%, 05/25/2058(A)(B)	23	22

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Towd Point Mortgage Trust, Ser 2018-5, Cl A1A
3.250%, 07/25/2058(A)(B)	$146	$144
Towd Point Mortgage Trust, Ser 2021-SJ1, Cl A1
2.250%, 07/25/2068(A)(B)	338	324
TRK Trust, Ser 2021-INV1, Cl A1
1.153%, 07/25/2056(A)(B)	130	115
TTAN, Ser 2021-MHC, Cl B
5.537%, TSFR1M + 1.214%, 03/15/2038(A)(B)	211	211
UBS Commercial Mortgage Trust, Ser C4, Cl ASB
3.366%, 10/15/2050	386	381
Verus Securitization Trust, Ser 2020-1, Cl A1
3.417%, 01/25/2060(B)(E)	12	12
Verus Securitization Trust, Ser 2020-4, Cl A1
2.502%, 05/25/2065(B)(E)	34	33
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/2066(A)(B)	74	65
Verus Securitization Trust, Ser 2021-1, Cl A2
1.052%, 01/25/2066(A)(B)	148	131
Verus Securitization Trust, Ser 2021-2, Cl A1
1.031%, 02/25/2066(A)(B)	96	85
Verus Securitization Trust, Ser 2021-R2, Cl A1
0.918%, 02/25/2064(A)(B)	142	131
Verus Securitization Trust, Ser 2021-R3, Cl A1
1.020%, 04/25/2064(A)(B)	70	67
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl ASB
3.324%, 01/15/2059	6	6
Wells Fargo Commercial Mortgage Trust, Ser BNK1, Cl ASB
2.514%, 08/15/2049	46	46
Wells Fargo Commercial Mortgage Trust, Ser C31, Cl A3
3.427%, 11/15/2048	155	154
Wells Fargo Commercial Mortgage Trust, Ser C34, Cl ASB
2.911%, 06/15/2049	39	39
Wells Fargo Commercial Mortgage Trust, Ser C39, Cl ASB
3.212%, 09/15/2050	104	103
Wells Fargo Commercial Mortgage Trust, Ser C41, Cl ASB
3.390%, 11/15/2050	160	158

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2025

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust, Ser NXS6, Cl ASB
2.827%, 11/15/2049	$58	$58

		23,363
Total Mortgage-Backed Securities
(Cost $29,233) ($ Thousands)		28,428

MUNICIPAL BONDS — 1.4%
Florida — 0.2%
County, of Miami-Dade Florida Aviation Revenue, Ser B, RB
2.949%, 10/01/2025	390	388

New Jersey — 0.3%
New Jersey Transportation Trust Fund Authority, Ser BB, RB
4.608%, 06/15/2026	595	598

New York — 0.7%
City of New York New York, Ser D-2, GO
4.267%, 10/01/2026	330	331
City of New York New York, Ser H, GO
4.542%, 02/01/2027	205	206
New York City Transitional Finance Authority, RB
4.724%, 11/01/2026	945	955

		1,492

Pennsylvania — 0.2%
Pennsylvania Higher Educational Facilities Authority, RB
4.961%, 11/01/2025	205	205
Redevelopment Authority of the City of Philadelphia, Ser A, RB
4.503%, 09/01/2026	165	166

		371

Total Municipal Bonds
(Cost $2,832) ($ Thousands)		2,849

COMMERCIAL PAPER — 0.6%
Automotive — 0.3%
Toyota Motor Credit
0.180%, 07/28/2025	625	618

Description	Face Amount (Thousands)	Market Value ($ Thousands)
COMMERCIAL PAPER (continued)
Financials — 0.3%
ANZ Group Holdings
0.000%, 08/27/2025 (F)	$600	$600

Total Commercial Paper
(Cost $1,218) ($ Thousands)		1,218

REPURCHASE AGREEMENT(G) — 4.5%
BNP Paribas
4.370%, dated 04/30/2025 to be repurchased on 05/01/2025, repurchase price $8,801,068 (collateralized by U.S. Government obligations, ranging in par value $1,000 - $5,926,730, 2.000% - 7.409%, 11/01/2025 – 04/01/2055; with a total market value $8,976,000)	8,800	8,800
Total Repurchase Agreement
(Cost $8,800) ($ Thousands)		8,800

Total Investments in Securities — 99.6%
(Cost $196,736) ($ Thousands)		$196,431

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2025

Ultra Short Duration Bond Fund (Concluded)

A list of the open futures contracts held by the Fund at April 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Note	35	Jun-2025	$7,232	$7,285	$53

Short Contracts
U.S. 10-Year Treasury Note	(19)	Jun-2025	$(2,089)	$(2,132)	$(43)
			$5,143	$5,153	$10

Percentages are based on Net Assets of $197,188 ($ Thousands).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On April 30, 2025, the value of these securities amounted to $78,364 ($ Thousands), representing 39.7% of the Net Assets of the Fund.

(C)	Interest rate represents the security's effective yield at the time of purchase.
(D)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.
(E)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(F)	No interest rate available.
(G)	Tri-Party Repurchase Agreement.

See “Glossary” for abbreviations.

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2025

Short-Duration Government Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 70.7%
Agency Mortgage-Backed Obligations — 70.7%
FHLMC
6.000%, 12/01/2052 to 03/01/2053	$2,180	$2,230
5.500%, 02/01/2053	2,610	2,617
4.500%, 05/01/2025 to 12/01/2039	616	613
4.000%, 01/01/2033 to 07/01/2049	3,829	3,770
3.500%, 01/01/2029 to 05/01/2035	8,851	8,751
3.000%, 12/01/2031 to 12/01/2046	7,475	6,929
2.500%, 06/01/2030 to 02/01/2032	2,638	2,550
2.000%, 05/01/2036 to 06/01/2036	2,194	2,009
1.500%, 09/01/2041	492	407
FHLMC Multifamily Structured Pass-Through Certificates, Ser K060, Cl A1
2.958%, 07/25/2026	576	570
FHLMC Multifamily Structured Pass-Through Certificates, Ser K066, Cl X1, IO
0.868%, 06/25/2027(A)	16,822	209
FHLMC Multifamily Structured Pass-Through Certificates, Ser K107, Cl X1, IO
1.705%, 01/25/2030(A)	12,137	755
FHLMC Multifamily Structured Pass-Through Certificates, Ser K125, Cl X1, IO
0.669%, 01/25/2031(A)	13,486	361
FHLMC Multifamily Structured Pass-Through Certificates, Ser K128, Cl X1, IO
0.608%, 03/25/2031(A)	10,111	244
FHLMC Multifamily Structured Pass-Through Certificates, Ser K154, Cl X1, IO
0.527%, 01/25/2033(A)	14,647	380
FHLMC Multifamily Structured Pass-Through Certificates, Ser K167, Cl X1, IO
0.335%, 10/25/2034(A)	15,850	264
FHLMC Multifamily Structured Pass-Through Certificates, Ser K510, Cl A2
5.069%, 10/25/2028(A)	2,365	2,437
FHLMC Multifamily Structured Pass-Through Certificates, Ser K511, Cl A2
4.860%, 10/25/2028	3,190	3,266
FHLMC Multifamily Structured Pass-Through Certificates, Ser K516, Cl A2
5.477%, 01/25/2029	14,000	14,627
FHLMC Multifamily Structured Pass-Through Certificates, Ser K517, Cl A2
5.355%, 01/25/2029(A)	6,620	6,887
FHLMC Multifamily Structured Pass-Through Certificates, Ser K528, Cl A2
4.508%, 07/25/2029	3,300	3,345
FHLMC Multifamily Structured Pass-Through Certificates, Ser K737, Cl X1, IO
0.727%, 10/25/2026(A)	20,555	157
FHLMC Multifamily Structured Pass-Through Certificates, Ser K742, Cl X1, IO
0.858%, 03/25/2028(A)	7,484	98

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF60, Cl A
4.938%, SOFR30A + 0.604%, 02/25/2026(A)	$1,519	$1,519
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF62, Cl A
4.928%, SOFR30A + 0.594%, 04/25/2026(A)	2,976	2,975
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF72, Cl A
4.948%, SOFR30A + 0.614%, 10/25/2026(A)	487	486
FHLMC REMIC, Ser 2003-2571, Cl FY
5.209%, SOFR30A + 0.864%, 12/15/2032(A)	1,251	1,257
FHLMC REMIC, Ser 2006-3148, Cl CF
4.859%, SOFR30A + 0.514%, 02/15/2034(A)	55	54
FHLMC REMIC, Ser 2006-3153, Cl FX
4.809%, SOFR30A + 0.464%, 05/15/2036(A)	41	41
FHLMC REMIC, Ser 2006-3174, Cl FA
4.759%, SOFR30A + 0.414%, 04/15/2036(A)	823	818
FHLMC REMIC, Ser 2006-3219, Cl EF
4.859%, SOFR30A + 0.514%, 04/15/2032(A)	1,213	1,206
FHLMC REMIC, Ser 2007-3339, Cl HF
4.979%, SOFR30A + 0.634%, 07/15/2037(A)	1,253	1,249
FHLMC REMIC, Ser 2010-3628, Cl PJ
4.500%, 01/15/2040	486	487
FHLMC REMIC, Ser 2010-3781, Cl YB
3.500%, 12/15/2030	1,002	990
FHLMC REMIC, Ser 2011-3786, Cl ED
4.000%, 09/15/2039	1,284	1,279
FHLMC REMIC, Ser 2011-3788, Cl FA
4.989%, SOFR30A + 0.644%, 01/15/2041(A)	1,726	1,719
FHLMC REMIC, Ser 2011-3930, Cl KE
4.000%, 09/15/2041	7,899	7,780
FHLMC REMIC, Ser 2011-3930, Cl AI, IO
3.500%, 09/15/2026	33	1
FHLMC REMIC, Ser 2012-4018, Cl AI, IO
3.500%, 03/15/2027	14	–
FHLMC REMIC, Ser 2012-4083, Cl DI, IO
4.000%, 07/15/2027	28	1
FHLMC REMIC, Ser 2012-4107, Cl HE
1.500%, 10/15/2041	3,828	3,620
FHLMC REMIC, Ser 2012-4114, Cl MB
3.000%, 10/15/2032	2,660	2,587
FHLMC REMIC, Ser 2012-4117, Cl P
1.250%, 07/15/2042	829	731

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2025

Short-Duration Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC, Ser 2012-4142, Cl PT
1.250%, 12/15/2027	$381	$370
FHLMC REMIC, Ser 2012-4146, Cl AB
1.125%, 12/15/2027	385	373
FHLMC REMIC, Ser 2013-4170, Cl QI, IO
3.000%, 05/15/2032	38	–
FHLMC REMIC, Ser 2013-4176, Cl KI, IO
4.000%, 03/15/2028	44	1
FHLMC REMIC, Ser 2013-4178, Cl BI, IO
3.000%, 03/15/2033	251	18
FHLMC REMIC, Ser 2013-4178, Cl MI, IO
2.500%, 03/15/2028	77	2
FHLMC REMIC, Ser 2013-4182, Cl IE, IO
2.500%, 03/15/2028	87	2
FHLMC REMIC, Ser 2013-4195, Cl AI, IO
3.000%, 04/15/2028	221	6
FHLMC REMIC, Ser 2013-4199, Cl QI, IO
2.500%, 05/15/2028	124	3
FHLMC REMIC, Ser 2013-4200, Cl LC
2.000%, 05/15/2033	4,918	4,622
FHLMC REMIC, Ser 2013-4220, Cl IE, IO
4.000%, 06/15/2028	32	–
FHLMC REMIC, Ser 2013-4223, Cl AL
3.000%, 08/15/2042	709	674
FHLMC REMIC, Ser 2013-4247, Cl LA
3.000%, 03/15/2043	2,094	1,953
FHLMC REMIC, Ser 2014-4340, Cl MI, IO
4.500%, 02/15/2027	159	2
FHLMC REMIC, Ser 2014-4344, Cl KZ
3.500%, 05/15/2034	5,165	5,032
FHLMC REMIC, Ser 2014-4419, Cl CW
2.500%, 10/15/2037	894	872
FHLMC REMIC, Ser 2015-4456, Cl BA
3.000%, 05/15/2044	612	589
FHLMC REMIC, Ser 2015-4471, Cl GA
3.000%, 02/15/2044	840	804
FHLMC REMIC, Ser 2015-4484, Cl Cl, IO
4.000%, 07/15/2030	215	12
FHLMC REMIC, Ser 2015-4535, Cl PA
3.000%, 03/15/2044	1,536	1,493
FHLMC REMIC, Ser 2016-4620, Cl IO, IO
5.000%, 09/15/2033	380	51
FHLMC REMIC, Ser 2017-4650, Cl LP
3.000%, 09/15/2045	352	343
FHLMC REMIC, Ser 2017-4654, Cl AK
3.000%, 07/15/2044	1,890	1,853
FHLMC REMIC, Ser 2017-4657, Cl PU
3.000%, 09/15/2044	1,392	1,363
FHLMC REMIC, Ser 2017-4673, Cl PH
3.500%, 01/15/2045	1,715	1,694
FHLMC REMIC, Ser 2017-4700, Cl HV
3.000%, 09/15/2040	4,466	4,356

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC, Ser 2017-4709, Cl AB
3.000%, 08/15/2047	$487	$463
FHLMC REMIC, Ser 2017-4740, Cl P
3.000%, 12/15/2047	4,537	4,076
FHLMC REMIC, Ser 2018-4820, Cl JI, IO
5.000%, 02/15/2048	506	101
FHLMC REMIC, Ser 2020-4978, Cl MI, IO
4.000%, 05/25/2040	1,598	244
FHLMC REMIC, Ser 2020-4996, Cl BI, IO
2.500%, 06/25/2050	3,678	526
FHLMC REMIC, Ser 2020-5010, Cl IE, IO
4.000%, 09/25/2050	2,374	487
FHLMC REMIC, Ser 2020-5018, Cl LW
1.000%, 10/25/2040	1,179	957
FHLMC REMIC, Ser 2020-5048, Cl A
1.000%, 06/15/2044	1,860	1,729
FHLMC REMIC, Ser 2021-5079, Cl CB
1.000%, 02/25/2051	5,486	4,744
FHLMC REMIC, Ser 2021-5083, Cl AI, IO
2.500%, 03/25/2051	3,045	427
FHLMC REMIC, Ser 2021-5091, Cl IG, IO
3.500%, 04/25/2051	2,573	526
FHLMC REMIC, Ser 2021-5169, Cl IO, IO
3.000%, 09/25/2051	3,108	509
FHLMC REMIC, Ser 2021-5170, Cl DP
2.000%, 07/25/2050	1,932	1,701
FHLMC REMIC, Ser 2021-5183, Cl IC, IO
3.000%, 01/25/2052	3,334	570
FHLMC REMIC, Ser 2022-5213, Cl JH
3.000%, 09/25/2051	2,358	2,240
FHLMC REMIC, Ser 2022-5228, Cl DG
3.500%, 01/25/2046	5,000	4,832
FHLMC REMIC, Ser 2022-5243, Cl AV
5.000%, 06/25/2033	3,641	3,634
FHLMC REMIC, Ser 2022-5264, Cl AB
4.500%, 08/25/2039	751	746
FHLMC REMIC, Ser 2023-5320, Cl CI, IO
4.000%, 10/15/2047	3,432	591
FHLMC REMIC, Ser 2024-5413, Cl KV
5.500%, 03/25/2035	6,846	7,012
FHLMC REMIC, Ser 2025-5538, Cl AV
5.000%, 04/25/2036	7,488	7,429
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2017-3, Cl MA
3.000%, 07/25/2056	3,069	2,884
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2018-1, Cl MA
3.000%, 05/25/2057	3,162	2,945
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2018-3, Cl MA
3.500%, 08/25/2057(A)	1,618	1,560

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2025

Short-Duration Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2019-1, Cl MA
3.500%, 07/25/2058	$3,221	$3,093
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2019-2, Cl MA
3.500%, 08/26/2058	5,454	5,203
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2019-3, Cl MV
3.500%, 10/25/2058	847	788
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2019-4, Cl MA
3.000%, 02/25/2059	4,123	3,829
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2020-2, Cl MA
2.000%, 11/25/2059	532	476
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2021-2, Cl TT
2.000%, 11/25/2060	6,530	5,917
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2021-3, Cl TT
2.000%, 03/25/2061	1,136	1,025
FHLMC Structured Pass-Through Certificates, Ser 2002-42, Cl A5
7.500%, 02/25/2042	156	167
FHLMC, Ser 2013-303, Cl C2, IO
3.500%, 01/15/2028	224	5
FHLMC, Ser 2013-303, Cl C16, IO
3.500%, 01/15/2043	1,452	232
FHLMC, Ser 2020-373, Cl 100
1.000%, 10/25/2038	3,832	3,448
FHLMC, Ser 2022-386, Cl C14, IO
2.500%, 03/15/2052	3,557	574
FHLMC, Ser 2022-386, Cl C10, IO
2.500%, 02/15/2042	5,025	614
FHLMC, Ser 2022-389, Cl C35, IO
2.000%, 06/15/2052	4,321	557
FNMA
7.000%, 06/01/2037	1	1
6.938%, H15T1Y + 2.165%, 08/01/2029(A)	13	13
6.500%, 05/01/2026 to 01/01/2036	29	30
6.000%, 07/01/2038 to 05/01/2053	7,055	7,248
5.500%, 06/01/2038 to 06/01/2053	5,408	5,418
5.170%, 02/01/2029	3,325	3,428
5.065%, 12/01/2028	2,440	2,519
4.820%, 04/01/2029	2,595	2,659
4.500%, 04/01/2026 to 08/01/2044	5,296	5,324
4.390%, 04/01/2029	2,862	2,892
4.000%, 05/01/2026 to 08/01/2051	3,407	3,348
3.500%, 10/01/2027 to 02/01/2045	21,553	21,121
3.000%, 09/01/2027 to 11/01/2036	8,903	8,589
2.960%, 01/01/2027	1,095	1,076
2.500%, 01/01/2028 to 09/01/2036	14,100	13,589

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
2.000%, 05/01/2036 to 12/01/2036	$5,455	$4,999
FNMA Interest, Ser 2009-397, Cl 6
2.000%, 09/25/2039	619	546
FNMA Interest, Ser 2012-410, Cl C6, IO
4.000%, 05/25/2027	47	1
FNMA Interest, Ser 2013-418, Cl C16, IO
4.500%, 08/25/2043	1,546	328
FNMA Interest, Ser 2022-426, Cl C38, IO
2.000%, 03/25/2052	4,146	552
FNMA Interest, Ser 2023-429, Cl C3, IO
2.500%, 09/25/2052	4,000	633
FNMA Interest, Ser 2023-437, Cl C8, IO
2.500%, 06/25/2052	3,463	549
FNMA REMIC, Ser 2002-53, Cl FK
4.868%, SOFR30A + 0.514%, 04/25/2032(A)	25	25
FNMA REMIC, Ser 2005-101, Cl B
5.000%, 11/25/2035	594	606
FNMA REMIC, Ser 2006-76, Cl QF
4.868%, SOFR30A + 0.514%, 08/25/2036(A)	141	140
FNMA REMIC, Ser 2006-79, Cl DF
4.818%, SOFR30A + 0.464%, 08/25/2036(A)	103	102
FNMA REMIC, Ser 2007-47, Cl DA
5.600%, 05/25/2037	146	152
FNMA REMIC, Ser 2007-64, Cl FB
4.838%, SOFR30A + 0.484%, 07/25/2037(A)	932	925
FNMA REMIC, Ser 2008-16, Cl FA
5.168%, SOFR30A + 0.814%, 03/25/2038(A)	391	391
FNMA REMIC, Ser 2009-110, Cl FD
5.218%, SOFR30A + 0.864%, 01/25/2040(A)	1,847	1,848
FNMA REMIC, Ser 2009-112, Cl FM
5.218%, SOFR30A + 0.864%, 01/25/2040(A)	1,195	1,198
FNMA REMIC, Ser 2009-77, Cl ZA
4.500%, 10/25/2039	723	727
FNMA REMIC, Ser 2009-82, Cl FC
5.388%, SOFR30A + 1.034%, 10/25/2039(A)	1,324	1,333
FNMA REMIC, Ser 2009-82, Cl FD
5.318%, SOFR30A + 0.964%, 10/25/2039(A)	1,417	1,423
FNMA REMIC, Ser 2010-4, Cl PL
4.500%, 02/25/2040	340	340
FNMA REMIC, Ser 2010-56, Cl AF
5.004%, SOFR30A + 0.664%, 06/25/2040(A)	1,210	1,201
FNMA REMIC, Ser 2011-17, Cl ZM
3.500%, 03/25/2031	2,949	2,910

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2025

Short-Duration Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2012-103, Cl HB
1.500%, 09/25/2027	$442	$431
FNMA REMIC, Ser 2012-111, Cl NI, IO
3.500%, 10/25/2027	159	4
FNMA REMIC, Ser 2012-124, Cl BC
3.000%, 03/25/2042	1,445	1,413
FNMA REMIC, Ser 2012-140, Cl PA
2.000%, 12/25/2042	2,230	1,911
FNMA REMIC, Ser 2012-27, Cl PI, IO
4.500%, 02/25/2042	716	48
FNMA REMIC, Ser 2012-43, Cl AI, IO
3.500%, 04/25/2027	455	8
FNMA REMIC, Ser 2012-47, Cl QI, IO
5.531%, 05/25/2042(A)	15	1
FNMA REMIC, Ser 2012-53, Cl BI, IO
3.500%, 05/25/2027	74	1
FNMA REMIC, Ser 2012-93, Cl IL, IO
3.000%, 09/25/2027	78	2
FNMA REMIC, Ser 2012-97, Cl JI, IO
3.000%, 07/25/2027	52	–
FNMA REMIC, Ser 2012-98, Cl BI, IO
6.000%, 01/25/2042	527	32
FNMA REMIC, Ser 2013-10, Cl YA
1.250%, 02/25/2028	591	573
FNMA REMIC, Ser 2013-12, Cl P
1.750%, 11/25/2041	204	199
FNMA REMIC, Ser 2013-121, Cl FA
4.868%, SOFR30A + 0.514%, 12/25/2043(A)	8,316	8,207
FNMA REMIC, Ser 2013-130, Cl FQ
4.668%, SOFR30A + 0.314%, 06/25/2041(A)	1,253	1,241
FNMA REMIC, Ser 2013-4, Cl JB
1.250%, 02/25/2028	403	390
FNMA REMIC, Ser 2013-4, Cl CB
1.250%, 02/25/2028	716	695
FNMA REMIC, Ser 2013-76, Cl PH
2.500%, 09/25/2042	1,715	1,626
FNMA REMIC, Ser 2013-9, Cl PT
1.250%, 02/25/2028	355	344
FNMA REMIC, Ser 2013-98, Cl ZA
4.500%, 09/25/2043	5,116	5,060
FNMA REMIC, Ser 2014-50, Cl SC, IO
2.193%, 08/25/2044(A)	695	47
FNMA REMIC, Ser 2015-21, Cl WI, IO
2.027%, 04/25/2055(A)	568	26
FNMA REMIC, Ser 2015-41, Cl AG
3.000%, 09/25/2034	353	346
FNMA REMIC, Ser 2015-42, Cl AI, IO
2.375%, 06/25/2055(A)	591	29
FNMA REMIC, Ser 2015-5, Cl CP
3.000%, 06/25/2043	580	566

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2015-68, Cl JI, IO
3.500%, 08/25/2030	$74	$3
FNMA REMIC, Ser 2015-68, Cl HI, IO
3.500%, 09/25/2035	299	27
FNMA REMIC, Ser 2015-75, Cl DB
3.000%, 08/25/2035	1,062	1,026
FNMA REMIC, Ser 2016-3, Cl IN, IO
6.000%, 02/25/2046	1,712	258
FNMA REMIC, Ser 2016-3, Cl JI, IO
3.500%, 02/25/2031	37	–
FNMA REMIC, Ser 2016-42, Cl DA
3.000%, 07/25/2045	321	307
FNMA REMIC, Ser 2016-71, Cl IN, IO
3.500%, 10/25/2046	377	74
FNMA REMIC, Ser 2016-95, Cl BC
2.500%, 07/25/2040	1,407	1,336
FNMA REMIC, Ser 2017-15, Cl BC
3.250%, 11/25/2043	1,054	1,030
FNMA REMIC, Ser 2017-68, Cl IB, IO
4.500%, 09/25/2047	1,499	270
FNMA REMIC, Ser 2017-69, Cl GA
3.000%, 05/25/2045	1,235	1,204
FNMA REMIC, Ser 2018-12, Cl PK
3.000%, 03/25/2046	6,331	6,247
FNMA REMIC, Ser 2018-13, Cl MP
3.500%, 12/25/2057	1,918	1,826
FNMA REMIC, Ser 2018-55, Cl PA
3.500%, 01/25/2047	7,933	7,854
FNMA REMIC, Ser 2018-89, Cl CA
4.000%, 06/25/2053	1,390	1,382
FNMA REMIC, Ser 2019-38, Cl PC
3.000%, 02/25/2048	639	604
FNMA REMIC, Ser 2020-26, Cl IA, IO
3.500%, 11/25/2039	2,112	185
FNMA REMIC, Ser 2020-26, Cl AI, IO
3.000%, 04/25/2033	1,194	74
FNMA REMIC, Ser 2020-35, Cl AI, IO
3.000%, 06/25/2050	3,409	557
FNMA REMIC, Ser 2020-37, Cl IM, IO
4.000%, 06/25/2050	2,760	556
FNMA REMIC, Ser 2020-4, Cl AP
2.500%, 02/25/2050	1,355	1,168
FNMA REMIC, Ser 2020-65, Cl BI, IO
4.000%, 09/25/2050	2,348	455
FNMA REMIC, Ser 2020-74, Cl HI, IO
5.500%, 10/25/2050	2,296	408
FNMA REMIC, Ser 2020-77, Cl HI, IO
4.000%, 11/25/2050	2,952	598
FNMA REMIC, Ser 2020-85, Cl PI, IO
3.000%, 12/25/2050	3,497	581
FNMA REMIC, Ser 2021-26, Cl YI, IO
3.500%, 05/25/2050	3,377	599

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2025

Short-Duration Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2021-3, Cl NI, IO
2.500%, 02/25/2051	$4,075	$617
FNMA REMIC, Ser 2021-3, Cl TI, IO
2.500%, 02/25/2051	3,669	598
FNMA REMIC, Ser 2021-95, Cl GI, IO
3.000%, 01/25/2052	3,527	519
FNMA REMIC, Ser 2022-22, Cl QH
4.500%, 05/25/2052	4,972	4,945
FNMA REMIC, Ser 2022-72, Cl CB
5.250%, 07/25/2039	5,553	5,614
FNMA REMIC, Ser 2022-77, Cl CA
5.000%, 04/25/2039	1,912	1,905
FNMA REMIC, Ser 2023-53, Cl GB
6.000%, 08/25/2044	756	773
FNMA REMIC, Ser 2024-41, Cl DA
5.500%, 12/25/2051	11,008	11,111
FNMA REMIC, Ser 2025-3, Cl DA
5.500%, 04/25/2052	2,264	2,280
FNMA REMIC, Ser 2025-3, Cl BA
5.500%, 03/25/2052	2,421	2,437
FNMA TBA
3.500% - 6.000%, 05/15/2045 – 06/15/2055	(31,482)	(30,291)
FNMA, Ser 2018- M12, Cl FA
4.859%, SOFR30A + 0.514%, 08/25/2025(A)	64	64
FNMA, Ser 2019-M21, Cl X1, IO
1.578%, 05/25/2029(A)	9,747	390
GNMA
6.500%, 12/15/2037 to 02/20/2039	75	78
6.000%, 02/15/2029 to 06/15/2041	342	355
5.500%, 10/15/2034 to 02/15/2041	746	769
5.000%, 09/15/2039 to 04/15/2041	300	303
4.500%, 09/20/2049	1,083	1,046
4.000%, 07/15/2041 to 08/15/2041	43	41
3.500%, 06/20/2046	1,476	1,357
GNMA, Ser 2003-86, Cl ZD
5.500%, 10/20/2033	1,374	1,386
GNMA, Ser 2010-26, Cl JI, IO
5.000%, 02/16/2040	1,020	221
GNMA, Ser 2010-57, Cl TI, IO
5.000%, 05/20/2040	490	90
GNMA, Ser 2010-68, Cl WA
3.000%, 12/16/2039	487	476
GNMA, Ser 2012-126, Cl IO, IO
3.500%, 10/20/2042	1,485	188
GNMA, Ser 2012-143, Cl XK
2.000%, 12/16/2027	1,246	1,220
GNMA, Ser 2012-26, Cl GJ
2.500%, 02/20/2027	1,184	1,166
GNMA, Ser 2012-30, Cl AB
2.250%, 03/20/2027	517	509

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2012-34, Cl KA
2.250%, 03/20/2027	$528	$519
GNMA, Ser 2012-36, Cl AB
3.000%, 10/20/2040	142	141
GNMA, Ser 2012-38, Cl GE
2.250%, 03/20/2027	802	788
GNMA, Ser 2012-51, Cl GI, IO
3.500%, 07/20/2040	63	1
GNMA, Ser 2012-84, Cl TE
1.500%, 03/20/2042	990	934
GNMA, Ser 2013-129, Cl AF
4.833%, TSFR1M + 0.514%, 10/20/2039(A)	2,461	2,449
GNMA, Ser 2013-136, Cl AB
2.000%, 08/20/2027	459	454
GNMA, Ser 2013-157, Cl AE
2.500%, 10/16/2028	5,047	4,941
GNMA, Ser 2013-164, Cl CE
2.000%, 11/16/2028	2,843	2,776
GNMA, Ser 2013-166, Cl DA
3.500%, 06/20/2040	201	199
GNMA, Ser 2013-26, Cl IK, IO
3.000%, 02/16/2043	282	38
GNMA, Ser 2013-51, Cl IB, IO
3.500%, 03/20/2027	86	1
GNMA, Ser 2014-129, Cl BA
2.000%, 09/20/2029	1,732	1,679
GNMA, Ser 2014-139, Cl KA
2.000%, 09/20/2029	1,718	1,667
GNMA, Ser 2014-144, Cl DG
2.000%, 09/16/2029	3,073	3,001
GNMA, Ser 2014-146, Cl GH
2.000%, 09/20/2029	2,548	2,460
GNMA, Ser 2014-149, Cl EA
2.000%, 10/20/2029	729	712
GNMA, Ser 2014-158, Cl A
2.000%, 10/20/2029	1,548	1,500
GNMA, Ser 2014-4, Cl BI, IO
4.000%, 01/20/2044	118	23
GNMA, Ser 2014-55, Cl LB
2.500%, 10/20/2040	104	100
GNMA, Ser 2014-56, Cl BP
2.500%, 12/16/2039	685	649
GNMA, Ser 2015-119, Cl ND
2.500%, 12/20/2044	1,208	1,139
GNMA, Ser 2015-126, Cl GI, IO
3.500%, 02/16/2027	20	–
GNMA, Ser 2015-126, Cl HI, IO
4.000%, 12/16/2026	10	–
GNMA, Ser 2015-132, Cl EI, IO
6.000%, 09/20/2045	744	137
GNMA, Ser 2015-165, Cl I, IO
3.500%, 07/20/2043	525	78

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2025

Short-Duration Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2015-185, Cl GI, IO
3.500%, 02/20/2041	$21	$–
GNMA, Ser 2015-40, Cl PA
2.000%, 04/20/2044	413	402
GNMA, Ser 2016-126, Cl KI, IO
3.000%, 09/20/2028	95	2
GNMA, Ser 2016-167, Cl AI, IO
5.500%, 03/20/2039	695	64
GNMA, Ser 2016-23, Cl CI, IO
3.500%, 04/20/2042	347	12
GNMA, Ser 2016-42, Cl EI, IO
6.000%, 02/20/2046	682	72
GNMA, Ser 2016-49, Cl PI, IO
4.500%, 11/16/2045	1,016	213
GNMA, Ser 2016-81, Cl CA
2.250%, 03/16/2045	1,038	949
GNMA, Ser 2016-91, Cl TJ
2.500%, 07/20/2046	5,079	4,524
GNMA, Ser 2016-99, Cl LI, IO
4.000%, 05/20/2029	174	1
GNMA, Ser 2017-107, Cl JI, IO
4.000%, 03/20/2047	821	144
GNMA, Ser 2017-134, Cl BI, IO
5.000%, 09/16/2047	178	39
GNMA, Ser 2017-2, Cl AI, IO
5.000%, 01/16/2047	214	45
GNMA, Ser 2017-26, Cl IA, IO
5.500%, 02/16/2047	667	96
GNMA, Ser 2017-26, Cl KI, IO
6.000%, 09/20/2040	822	127
GNMA, Ser 2017-26, Cl IB, IO
5.500%, 02/20/2047	439	67
GNMA, Ser 2017-95, Cl PG
2.500%, 12/20/2045	365	345
GNMA, Ser 2018-127, Cl PB
3.000%, 09/20/2047	1,212	1,146
GNMA, Ser 2018-6, Cl CM
2.500%, 10/20/2046	3,969	3,663
GNMA, Ser 2018-72, Cl ID, IO
4.500%, 08/20/2045	2,131	419
GNMA, Ser 2019-132, Cl NA
3.500%, 09/20/2049	2,355	2,211
GNMA, Ser 2019-43, Cl IA, IO
4.500%, 05/20/2048	1,304	191
GNMA, Ser 2019-5, Cl JI, IO
5.000%, 07/16/2044	1,864	265
GNMA, Ser 2020-17, Cl EI, IO
5.000%, 02/20/2050	1,567	331
GNMA, Ser 2020-47, Cl AC
1.500%, 04/16/2050	3,362	2,739
GNMA, Ser 2021-215, Cl KA
2.500%, 10/20/2049	2,815	2,507

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2022-124, Cl HA
4.000%, 12/20/2048	$946	$929
GNMA, Ser 2022-34, Cl QJ
3.000%, 02/20/2052	2,412	2,239
GNMA, Ser 2022-75, Cl DA
4.000%, 09/20/2047	3,994	3,921
GNMA, Ser 2022-76, Cl GA
4.000%, 03/20/2052	4,504	4,407
GNMA, Ser 2022-87, Cl CA
2.500%, 09/20/2036	9,492	8,956
GNMA, Ser 2023-112, Cl NA
6.000%, 11/20/2052	1,042	1,064
UMBS TBA
5.500%, 05/15/2055	3,400	3,393

Total Mortgage-Backed Securities
(Cost $428,170) ($ Thousands)		427,674

U.S. TREASURY OBLIGATIONS — 21.7%
U.S. Treasury Inflation Indexed Notes
1.750%, 01/15/2034	3,919	3,880
1.375%, 07/15/2033	3,546	3,436
U.S. Treasury Notes
4.375%, 12/15/2026	47,475	47,981
4.000%, 02/15/2026 (B)	45,200	45,191
2.125%, 05/31/2026	31,400	30,824

Total U.S. Treasury Obligations
(Cost $130,714) ($ Thousands)		131,312

REPURCHASE AGREEMENTS(C) — 3.0%
BNP Paribas
4.370%, dated 04/30/2025 to be repurchased on 05/01/2025, repurchase price $15,001,820 (collateralized by U.S. Government obligations, ranging in par value $1,000 - $95,935,979, 1.820% - 7.500%, 03/01/2025 – 04/01/2055; with a total market value $15,300,000)	15,000	15,000

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2025

Short-Duration Government Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
REPURCHASE AGREEMENTS(C) (continued)
Deutsche Bank
4.380%, dated 04/30/2025 to be repurchased on 05/01/2025, repurchase price $3,000,365 (collateralized by a U.S. Government obligation, par value $4,291,000, 2.500%, 05/15/2046; with total market value $3,060,003)	$3,000	$3,000

Total Repurchase Agreements
(Cost $18,000) ($ Thousands)		18,000

Total Investments in Securities — 95.4%
(Cost $576,884) ($ Thousands)		$576,986

A list of the open futures contracts held by the Fund at April 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Note	1,076	Jun-2025	$221,863	$223,968	$2,105
U.S. Long Treasury Bond	12		1,394	1,400	6
			223,257	225,368	2,111
Short Contracts
U.S. 5-Year Treasury Note	(242)	Jun-2025	$(25,944)	$(26,425)	$(481)
U.S. 10-Year Treasury Note	(413)	Jun-2025	(45,348)	(46,347)	(999)
Ultra 10-Year U.S. Treasury Note	(281)	Jun-2025	(31,671)	(32,240)	(569)
			(102,963)	(105,012)	(2,049)
			$120,294	$120,356	$62

Percentages are based on Net Assets of $605,118 ($ Thousands).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.
(C)	Tri-Party Repurchase Agreement.

See “Glossary” for abbreviations.

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2025

GNMA Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 97.7%
Agency Mortgage-Backed Obligations — 97.7%
FHLMC Multifamily Structured Pass-Through Certificates, Ser K066, Cl X1, IO
0.868%, 06/25/2027(A)	$1,532	$19
FHLMC Multifamily Structured Pass-Through Certificates, Ser K110, Cl X1, IO
1.760%, 04/25/2030(A)	563	36
FHLMC Multifamily Structured Pass-Through Certificates, Ser K116, Cl X1, IO
1.520%, 07/25/2030(A)	688	40
FHLMC Multifamily Structured Pass-Through Certificates, Ser K123, Cl X1, IO
0.858%, 12/25/2030(A)	1,012	35
FHLMC Multifamily Structured Pass-Through Certificates, Ser K1520, Cl X1, IO
0.577%, 02/25/2036(A)	599	21
FHLMC Multifamily Structured Pass-Through Certificates, Ser K737, Cl X1, IO
0.727%, 10/25/2026(A)	1,874	14
FHLMC REMIC, Ser 2011-3930, Cl AI, IO
3.500%, 09/15/2026	22	–
FHLMC REMIC, Ser 2012-4018, Cl AI, IO
3.500%, 03/15/2027	9	–
FHLMC REMIC, Ser 2013-4166, Cl PI, IO
3.500%, 03/15/2041	41	1
FHLMC REMIC, Ser 2013-4176, Cl KI, IO
4.000%, 03/15/2028	29	–
FHLMC REMIC, Ser 2013-4178, Cl MI, IO
2.500%, 03/15/2028	53	1
FHLMC REMIC, Ser 2013-4182, Cl IE, IO
2.500%, 03/15/2028	60	2
FHLMC REMIC, Ser 2013-4199, Cl QI, IO
2.500%, 05/15/2028	81	2
FHLMC REMIC, Ser 2015-4484, Cl Cl, IO
4.000%, 07/15/2030	135	7
FHLMC REMIC, Ser 2016-4624, Cl BI, IO
5.500%, 04/15/2036	88	16
FHLMC REMIC, Ser 2017-4731, Cl LB
3.000%, 11/15/2047	167	131
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2019-3, Cl MT
3.500%, 10/25/2058	166	149
FHLMC, Ser 2014-324, Cl C18, IO
4.000%, 12/15/2033	164	15
FNMA
8.000%, 03/01/2027 to 09/01/2028	3	3
6.500%, 09/01/2032	12	12
FNMA Interest, Ser 2012-410, Cl C6, IO
4.000%, 05/25/2027	6	–
FNMA REMIC, Ser 2010-126, Cl NI, IO
5.500%, 11/25/2040	98	12
FNMA REMIC, Ser 2012-53, Cl BI, IO
3.500%, 05/25/2027	9	–

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2012-93, Cl IL, IO
3.000%, 09/25/2027	$55	$1
FNMA REMIC, Ser 2012-98, Cl BI, IO
6.000%, 01/25/2042	52	3
FNMA REMIC, Ser 2014-68, Cl ID, IO
3.500%, 03/25/2034	150	6
FNMA REMIC, Ser 2015-21, Cl WI, IO
2.027%, 04/25/2055(A)	71	3
FNMA REMIC, Ser 2016-3, Cl JI, IO
3.500%, 02/25/2031	5	–
FNMA REMIC, Ser 2016-71, Cl IN, IO
3.500%, 10/25/2046	47	9
FNMA REMIC, Ser 2017-110, Cl PB
3.000%, 02/25/2057	79	59
FNMA REMIC, Ser 2018-13, Cl MP
3.500%, 12/25/2057	195	186
FNMA REMIC, Ser 2018-25, Cl AL
3.500%, 04/25/2048	49	43
FNMA, Ser 2019-M21, Cl X1, IO
1.578%, 05/25/2029(A)	901	36
FNMA, Ser 2020-M2, Cl X, IO
0.381%, 01/25/2030(A)	782	7
GNMA
8.000%, 05/15/2027 to 03/15/2032	25	25
7.500%, 02/15/2027 to 10/15/2035	22	23
6.500%, 02/15/2027 to 10/20/2054	95	100
6.000%, 04/15/2028 to 09/20/2054	169	171
5.500%, 01/15/2033 to 02/15/2041	425	436
5.000%, 06/15/2033 to 07/15/2052	828	833
4.500%, 08/15/2033 to 08/20/2049	1,394	1,367
4.000%, 03/20/2040 to 09/20/2048	1,502	1,427
3.875%, 05/15/2042 to 08/15/2042	542	515
3.500%, 03/20/2041 to 02/20/2049	1,956	1,794
3.000%, 04/20/2045 to 12/20/2050	1,546	1,382
2.500%, 09/20/2045 to 05/20/2051	1,722	1,477
2.000%, 08/20/2050 to 12/20/2050	2,140	1,747
GNMA TBA
2.500% - 6.500%, 1/15/2033 - 2/15/2053	204	287
2.500% - 5.500%, 5/15/2046 - 6/15/2055	102	73
GNMA, Ser 2010-57, Cl TI, IO
5.000%, 05/20/2040	220	40
GNMA, Ser 2012-113, Cl BZ
3.000%, 09/16/2042	225	188
GNMA, Ser 2012-126, Cl IO, IO
3.500%, 10/20/2042	182	23
GNMA, Ser 2012-51, Cl GI, IO
3.500%, 07/20/2040	42	1
GNMA, Ser 2012-69, Cl AI, IO
4.500%, 05/16/2027	1	–
GNMA, Ser 2013-149, Cl LZ
2.500%, 10/20/2043	52	45

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2025

GNMA Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2013-169, Cl ZK
2.500%, 11/20/2043	$59	$51
GNMA, Ser 2013-26, Cl IK, IO
3.000%, 02/16/2043	185	25
GNMA, Ser 2013-99, Cl AX
3.000%, 07/20/2043(B)	50	45
GNMA, Ser 2014-122, Cl IP, IO
3.500%, 08/16/2029	88	3
GNMA, Ser 2014-144, Cl BI, IO
3.000%, 09/16/2029	30	1
GNMA, Ser 2014-21, Cl DI, IO
4.000%, 04/16/2026	22	–
GNMA, Ser 2015-18, Cl IC, IO
3.500%, 02/16/2030	60	2
GNMA, Ser 2015-185, Cl GI, IO
3.500%, 02/20/2041	14	–
GNMA, Ser 2015-24, Cl CI, IO
3.500%, 02/20/2045	115	18
GNMA, Ser 2015-62, Cl CI, IO
4.500%, 05/20/2045	121	27
GNMA, Ser 2015-84, Cl IO, IO
3.500%, 05/16/2042	191	28
GNMA, Ser 2016-126, Cl KI, IO
3.000%, 09/20/2028	63	1
GNMA, Ser 2016-136, Cl PJ
3.500%, 01/20/2046	358	299
GNMA, Ser 2016-161, Cl GI, IO
5.000%, 11/16/2046	88	13
GNMA, Ser 2016-167, Cl AI, IO
5.500%, 03/20/2039	180	17
GNMA, Ser 2016-23, Cl CI, IO
3.500%, 04/20/2042	227	8
GNMA, Ser 2016-42, Cl EI, IO
6.000%, 02/20/2046	182	19
GNMA, Ser 2016-49, Cl PZ
3.000%, 11/16/2045	254	186
GNMA, Ser 2016-99, Cl LI, IO
4.000%, 05/20/2029	71	–
GNMA, Ser 2017-107, Cl JI, IO
4.000%, 03/20/2047	278	49
GNMA, Ser 2017-130, Cl IO, IO
4.500%, 02/20/2040	123	22
GNMA, Ser 2017-134, Cl BI, IO
5.000%, 09/16/2047	80	18
GNMA, Ser 2017-134, Cl CG
2.500%, 09/20/2047	80	68
GNMA, Ser 2017-163, Cl YA
2.500%, 11/20/2047	225	187
GNMA, Ser 2017-182, Cl LZ
3.000%, 12/20/2047	156	96
GNMA, Ser 2017-2, Cl AI, IO
5.000%, 01/16/2047	138	29

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2019-43, Cl IA, IO
4.500%, 05/20/2048	$112	$16
GNMA, Ser 2020-115, Cl YA
1.000%, 08/20/2050	49	37
GNMA, Ser 2020-74, Cl IC, IO
3.000%, 05/20/2035	293	15

Total Mortgage-Backed Securities
(Cost $15,500) ($ Thousands)		14,103

U.S. TREASURY OBLIGATION — 0.7%
U.S. Treasury Inflation Indexed Notes
1.750%, 01/15/2034	104	103

Total U.S. Treasury Obligation
(Cost $101) ($ Thousands)		103

REPURCHASE AGREEMENT(C) — 3.5%
BNP Paribas
4.370%, dated 04/30/2025 to be repurchased on 05/01/2025, repurchase price $500,061 (collateralized by U.S. Government obligations, ranging in par value $1,000 - $256,444, 2.000% - 7.500%, 05/01/2034 – 04/01/2055; with total market value $510,000)	500	500
Total Repurchase Agreement
(Cost $500) ($ Thousands)		500

Total Investments in Securities — 101.9%
(Cost $16,101) ($ Thousands)		$14,706

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2025

GNMA Fund (Concluded)

A list of the open futures contracts held by the Fund at April 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 5-Year Treasury Note	4	Jun-2025	$428	$437	$9
U.S. Ultra Long Treasury Bond	3	Jun-2025	359	363	4
			787	800	13
Short Contracts
U.S. 10-Year Treasury Note	(2)	Jun-2025	$(223)	$(225)	$(2)
U.S. Long Treasury Bond	(6)		(697)	(700)	(3)
			(920)	(925)	(5)
			$(133)	$(125)	$8

Percentages are based on Net Assets of $14,429 ($ Thousands).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(C)	Tri-Party Repurchase Agreement.

See “Glossary” for abbreviations.

SEI Daily Income Trust

Glossary (abbreviations which are used in the preceding Schedules of Investments):

Portfolio Abbreviations
ARM — Adjustable Rate Mortgage
Cl — Class
CLO — Collateralized Loan Obligation
DAC — Designated Activity Company
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
IO — Interest Only — face amount represents notional amount
MTN — Medium Term Note
RB — Revenue Bond
REMIC — Real Estate Mortgage Investment Conduit
Ser — Series
SOFR — Secured Overnight Financing Rate
SOFR30A — Secured Overnight Financing Rate 30-day Average
SOFRINDX — Secured Overnight Financing Rate Index
TBA — To Be Announced

SEI Daily Income Trust